                       STATEMENT OF ADDITIONAL INFORMATION
                          ----------------------------
                             ISI STRATEGY FUND, INC.
                                717 Fifth Avenue
                            New York, New York 10022
                          ----------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS WHICH MAY BE OBTAINED FROM YOUR SECURITIES DEALER OR BY WRITING OR CALLING INTERNATIONAL STRATEGY & INVESTMENT GROUP INC., 717 FIFTH AVENUE, NEW YORK, NEW YORK 10022, (800) 955-7175.

           Statement of Additional Information Dated: October 1, 1999
                Relating to the Prospectus dated October 1, 1999


                                TABLE OF CONTENTS

Page
GENERAL INFORMATION AND HISTORY...............................................1
INVESTMENT OBJECTIVES AND POLICIES............................................2
VALUATION OF SHARES AND REDEMPTION............................................8
FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS..........................9
MANAGEMENT OF THE FUND........................................................12
INVESTMENT ADVISORY AND OTHER SERVICES........................................19
ADMINISTRATION................................................................20
DISTRIBUTION OF FUND SHARES...................................................20
BROKERAGE ....................................................................23
CAPITAL SHARES................................................................25
SEMI-ANNUAL REPORTS...........................................................26
CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES.............................26
INDEPENDENT AUDITORS..........................................................27
LEGAL MATTERS.................................................................27
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................27
FINANCIAL STATEMENTS..........................................................28

GENERAL INFORMATION AND HISTORY

         ISI Strategy Fund, Inc. (the "Fund") is an open-end management investment company. Under the rules and regulations of the Securities and Exchange Commission (the "SEC"), all mutual funds are required to furnish prospective investors with information concerning the activities of the company being considered for investment. The Fund has one class of shares: ISI Strategy Fund Shares (the "ISI Shares"). The ISI Shares Prospectus contains important information concerning ISI Shares offered by the Fund, and may be obtained without charge from the Fund's distributor (the "Distributor") or from Participating Dealers that offer shares of the Fund (the "Shares") to prospective investors. Prospectuses may also be obtained from Shareholder Servicing Agents. As used herein, the "Fund" refers to ISI Strategy Fund, Inc. and specific references to any class of the Fund's Shares will be made using the name of such class. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectus. To avoid unnecessary repetition, references are made to related sections of the Prospectus. In addition, the Prospectus and this Statement of Additional Information omit certain information for the Fund and its business that is contained in the Registration Statement about the Fund and its Shares filed with the SEC. Copies of the Registration Statement as filed, including such omitted items, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

         The Fund was incorporated under the laws of the State of Maryland on June 12, 1997. The Fund filed a registration statement with the SEC registering itself as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act") and its Shares under the Securities Act of 1933, as amended (the "Securities Act"), and commenced operations on September 16, 1997.

         Under a license agreement dated September 15, 1997 between the Fund and International Strategy & Investment Inc. ("ISI" or the "Advisor"), International Strategy & Investment Inc. licenses to the Fund the "ISI" name and logo, but retains rights to that name and logo, including the right to permit other investment companies to use them. In addition, Wilshire Associates Incorporated licenses to the Fund the "Wilshire" name and logo, but retains rights to that name and logo, including the right to permit other investment companies to use them.

INVESTMENT OBJECTIVES AND POLICIES

Investment Objective and Policies of the Fund

         The Fund's investment objective is to maximize total return through a combination of long-term growth of capital and current income. The Fund seeks to achieve this objective through an active asset allocation strategy that involves apportioning the Fund's assets between diversified investments in common stocks of U.S. issuers and U.S. Treasury Securities. The Fund may make other investments including securities index futures contracts and Standard & Poor's Depositary Receipts ("SPDRs").

         The allocation of the Fund's assets will be reviewed periodically in light of ISI's forecasts and may be changed when ISI determines it appropriate. The Fund's assets will be rebalanced on a quarterly basis if at that time the market value of the equity portion of the portfolio is below 40% or above 80% of the Fund's total assets.

         Wilshire Associates Incorporated ("Wilshire") will manage the equity portion of the Fund's Portfolio. Wilshire and its affiliates have, since 1983, focused on building and maintaining portfolios based on the Wilshire 5000 Index ("Wilshire 5000" or "Index") and other custom-structured U.S. equity applications, and currently have $9.6 billion under management in these portfolios. In managing the common stocks of U.S. issuers in the Fund's portfolio, Wilshire will attempt to capture the return of the broad U.S. equity market. Ultimately, Wilshire expects that the performance and volatility of the Fund's equity portfolio will approximately resemble that of the Wilshire 5000. The Wilshire 5000 consists of all U.S. common stocks that trade on a regular basis on the New York and American Stock Exchanges and in the NASDAQ over-the-counter market. Approximately 7,300 stocks, including large-, medium-and small-capitalization stocks are included in the Index. In constructing the Fund's portfolio, Wilshire will, as the Fund grows, conduct a stratified sampling of the Wilshire 5000, resulting optimally in the purchase of 1,500 to 2,000 common stocks of issuers included in the Index based on sector allocation and other investment techniques, in an attempt to achieve performance and volatility comparable to the Index. Wilshire may use securities index futures contracts and SPDRs to gain market exposure without purchasing individual stocks. For example, the Fund may invest in security index futures contracts on the Standard & Poor's 500 Index ("S&P 500") and the Russell 2000 Index as well as S&P 500 SPDRs and S&P MidCap 400 Index SPDRs for market exposure.

         ISI will manage the U.S. Treasury Securities in the Fund's portfolio with a view toward, first, a high level of total return with relative stability of principal and, second, high current income. Therefore, in addition to yield, the potential for capital gains and appreciation resulting from possible changes in interest rates will be a consideration in selecting investments. ISI will be free to take advantage of the entire range of maturities offered by U.S. Treasury Securities and may adjust the average maturity of such securities held in the Fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. Thus, at certain times the average maturity of the U.S. Treasury Securities held by the Fund may be relatively short (from under one year to five years, for example) and at other times may be relatively long (over 10 years, for example). In determining which direction interest rates are likely to move, the Advisor relies on the economic analysis made by Mr. Edward S. Hyman, Chairman of the Fund and the Advisor. There can be no assurance that such economic analysis will accurately predict interest rate trends or that portfolio strategies based on the economic analysis of Mr. Hyman will be effective.

         The Fund's investment objective and its general investment policies are described in the Prospectus. Additional investment restrictions are set forth below. This Statement of Additional Information also describes other investment practices in which the Fund may engage.

         Except as specifically identified under "Investment Restrictions" in the Prospectus and in this Statement of Additional Information, the investment policies described in these documents are not fundamental, and the Directors may change such policies without an affirmative vote of a majority of the Fund's outstanding Shares (as defined under "Capital Shares" below). The Fund's investment objective is fundamental, however, and may not be changed without such a vote.

Common stocks

         The Fund will invest in common stocks of U.S. issuers, which are subject to market risks that may cause their prices to fluctuate over time and the price fluctuations may differ from changes in the value of the Wilshire 5000. Fluctuations in the value of the common stocks held by the Fund will cause the value of the Shares to fluctuate.

U.S. Treasury Securities

         The Fund will invest in U.S. Treasury Securities which are considered among the safest of fixed-income investments. Because of this added safety, the yields available from U.S. Treasury Securities are generally lower than the yields available from corporate debt securities. As with other debt securities, the value of U.S. Treasury Securities changes as interest rates fluctuate. This is especially true for securities with longer maturities and for STRIPS (securities that do not pay interest currently but which are purchased at a discount and are payable in full at maturity). Changes in the value of portfolio securities will not affect interest income from those securities but will be reflected in the Fund's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of the Shares. Conversely, during periods of rising interest rates, the value of the Shares will generally decline. The magnitude of these fluctuations will generally be greater at times when the average maturity of the U.S. Treasury Securities held by the Fund is longer.

Standard & Poor's Depositary Receipts

         The Fund may invest in SPDRs which are shares of common stock in a unit investment trust ("UIT") traded on the American Stock Exchange. SPDRs represent a proportionate undivided interest in a basket of securities owned by the UIT, which consists of substantially all of the common stocks, in substantially the same weighting, as the component stocks of a specified S&P index. The performance of a SPDR is intended to track the performance of the component stocks of the relevant S&P index. The composition and weighting of the securities owned by the UIT will be adjusted from time to time to conform to periodic changes in the volatility and relative weightings of such S&P index. The Fund's investment in SPDRs will be subject to limitations on investment in other investment companies (see "Investment Restrictions"). An investment in SPDRs is subject to the same risk of fluctuation in value as the basket of common stocks underlying the SPDR. In particular, the price at which the underlying SPDR securities may be sold and the value of the SPDR may be adversely affected if the secondary trading markets for the SPDRs are limited or absent. Additionally, the basket of common stocks underlying the SPDR may not exactly replicate the performance of the specified index because of transaction costs and other expenses. The basket of common stocks underlying the SPDR may also be unable to fully replicate the performance of the specified S&P index due to the temporary unavailability of certain underlying securities or due to other extraordinary circumstances.

Repurchase Agreements

         The Fund may agree to purchase securities issued by the United States Treasury ("U.S. Treasury Securities") from creditworthy financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Such repurchase agreements will be fully collateralized. The collateral for these repurchase agreements will be held by the Fund's custodian or by a duly appointed sub-custodian. The Fund will enter into repurchase agreements only with banks and broker-dealers that have been determined to be creditworthy by the Fund's investment Advisor. The list of approved banks and broker-dealers will be monitored regularly by the Advisor and the Fund's sub-advisor (the "Sub-Advisor") (collectively, the "Advisors"). The seller under a repurchase agreement may be required to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund may be delayed or limited in its ability to sell the collateral.

When-Issued Securities

         The Fund may make purchases of U.S. Treasury Securities, at the current market value of the securities, on a when-issued basis. When such transactions are negotiated, the yield to maturity is fixed. The coupon interest rate on such U.S. Treasury Securities is fixed at the time of the U.S. Treasury auction date therefore determining the price to be paid by the Fund, but delivery and payment will take place after the date of the commitment. A segregated account of the Fund, consisting of cash, cash equivalents or U.S. Treasury Securities equal at all times to the amount of the when-issued commitments will be established and maintained by the Fund at the Fund's custodian. Additional cash or U.S. Treasury Securities will be added to the account when necessary. While the Fund will purchase securities on a when-issued basis only with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if it is deemed advisable to limit the effects of adverse market action. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the Fund during this period. At the time the Fund makes the commitment to purchase or sell securities on a when-issued basis, it will record the transaction and thereafter reflect the value of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. The Fund will ordinarily invest no more than 40% of its net assets at any time in securities purchased on a when-issued basis.

Futures Contracts

         The Fund may engage in securities index futures contracts in order to obtain exposure to certain market segments, facilitate allocation of investments among asset classes and for the purposes of hedging the portfolio's investments. A securities index futures contract obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific

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dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the trade is made. No physical delivery of the underlying stocks in the index is made. Securities index futures contracts ("Futures Contracts") will be entered on domestic exchanges and boards of trade, subject to applicable Commodity and Futures Trading Commission ("CFTC") Rules. These transactions may be entered into for bona fide hedging and other permissible risk management purposes.

         Each such Futures Contract provides for a cash payment, equal to the amount, if any, by which the value of the index at maturity is above or below the value of the index at the time the contract was entered into, times a fixed index "multiplier." The index underlying such a Futures Contract is generally a broad based index of securities designed to reflect movements in the relevant market as a whole. The index assigns weighted values to the securities included in the index, and its composition is changed periodically. Futures Contracts have been designed by exchanges which have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant ("FCM") (i.e. futures broker), which is a member of the relevant contract market. The exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         In connection with transactions in Futures Contracts, the Fund will be required to deposit as "initial margin" a specified amount of cash or short-term U.S. Government securities. The initial margin required for a Futures Contract is set by the exchange on which the contract is traded with review and oversight by the CFTC. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the Futures Contract. The Fund will not enter into Futures Contracts, if immediately thereafter, the sum of the amounts of initial margin deposits on the Fund's open futures contracts entered into for other than "bona fide hedging" would exceed 5% of the value of the Fund's total assets.

         Although Futures Contracts call for the making or acceptance of a cash settlement at a specified future time, the contractual obligation is usually fulfilled before such date by buying or selling, as the case may be, on a commodities exchange, an identical Futures Contract calling for settlement in the same month, subject to the availability of a liquid secondary market. The Fund incurs brokerage fees when it purchases and sells Futures Contracts. The purpose of the acquisition or sale of a Futures Contract, in the case of a portfolio such as that of the Fund which holds or intends to acquire common stocks, is to attempt to protect the Fund from market fluctuations, obtain exposure to a particular market or market segment without actually buying or selling securities, and/or facilitate the allocation of investments among asset classes. For example, if the Fund owns stocks replicating the Wilshire 5000 Index, the Fund might sell index Futures Contracts based on such index as a hedge against market decline. The use of Futures Contracts as an investment technique allows the Fund to maintain a hedging position without having to sell its portfolio securities.

         To the extent the Fund enters into Futures Contracts for these purposes, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such Futures Contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the fluctuating market value of such Futures Contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such Futures Contracts.

         Participation in the futures markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. Gains and losses on Futures Contracts depend on the Advisor's ability to predict correctly the direction of securities prices, interest rates and other economic factors. For example, if the Fund has hedged against the possibility of a market decline and instead the market rises, the Fund will lose part or all of the benefit of the increased value of its securities portfolio which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may also have to sell securities at a time when it may be disadvantageous to do so.

         Other risks associated with the use of Futures Contracts are (i) imperfect correlation between the price of Futures Contracts and movements in the prices of the securities underlying the index or of the securities being hedged in the case of bona fide hedging strategies; (ii) the fact that skills needed to use these investment strategies are different from those needed to select portfolio securities; (iii) the possible absence of a liquid secondary market for any particular instrument at any particular time; and (iv) the possible need to defer closing out certain positions to avoid adverse tax consequences. The risk that the Fund will be unable to close out a futures position will be minimized by only entering into futures contracts for which there appears to be a liquid exchange or secondary market. In addition, the possible risk of loss of trading futures contracts in certain strategies can be substantial, due to both the low margin deposits required and the high degree of leverage involved in futures pricing.

         Various additional risks exist with respect to the trading of futures. Transactions in these instruments are also subject to the risk of brokerage firm or clearing house insolvencies. The liquidity of a secondary market in a Futures Contract may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limit. In addition, the exchanges on which futures are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). In addition, the ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out Futures Contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general market trends by the Advisor may still not result in a successful transaction.

Other Investments

         For temporary defensive purposes, the Fund may invest up to 100% of its assets in high quality, short-term money market instruments, and in notes or bonds issued by the U.S. Treasury Department or by other agencies of the U.S. Government.

Investment Restrictions

         The Fund's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal limitations. The investment restrictions recited below are in addition to those described in the Fund's Prospectus, and are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the outstanding Shares. The percentage limitations contained in these restrictions apply at the time of purchase of securities. Accordingly, the Fund will not:

1. Concentrate 25% or more of its total assets in securities of issuers in any one industry (for these purposes the U.S. Government, its agencies and instrumentalities are not considered an industry);

2. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except the U.S. Government, its agencies and instrumentalities;

3. Borrow money except as a temporary measure for extraordinary or emergency purposes and then only from banks and in an amount not exceeding 10% of the value of the total assets of the Fund at the time of such borrowing, provided that, while borrowings by the Fund equaling 5% or more of the Fund's total assets are outstanding, the Fund will not purchase securities for investment;

4.       Invest in real estate or mortgages on real estate;

5. Purchase or sell commodities or commodities contracts (except that the Fund may purchase or sell futures contracts based on underlying securities indexes);

6. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

7.       Issue senior securities;

8. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements and make loans of portfolio securities in accordance with its investment objective and policies;

The following investment restrictions may be changed by a vote of the majority of the Board of Directors. The Fund will not:

1. Invest in shares of any other investment company registered under the Investment Company Act, except as permitted by federal law.

2. Invest more than 15% of the value of its net assets in illiquid securities.



VALUATION OF SHARES AND REDEMPTION

Valuation

         The net asset value per Share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time) each day on which the New York Stock Exchange is open for business (a "Business Day"). The New York Stock Exchange is open for business on all weekdays except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Redemption

         The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

         Under normal circumstances, the Fund will redeem Shares by check as described in the Prospectus. However, if the Board of Directors determines that it would be in the best interests of the remaining shareholders of the Fund to make payment of the redemption price in whole or in part by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash, in conformity with applicable rules of the SEC, the Fund will make such distributions in kind. If Shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under "Valuation" and such valuation will be made as of the same time the redemption price is determined. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which the Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

         The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situation, including their state and local tax liabilities.

         The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as, administrative changes or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as Regulated Investment Company

         The Fund intends to qualify and elect to be treated as a"regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

         In order to qualify as a RIC, the Fund must distribute at least 90% of its net investment income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Included among these requirements are the following:
(i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

         The Fund may make investments in securities that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Funds must distribute to satisfy the Distribution Requirement. In some cases, the Funds may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

         Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

         If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

Fund Distributions

         Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of the Fund's earnings and profits. The Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

         The Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%,regardless of the length of time the shareholder has held the shares. If any such gains are retained, the Fund will pay federal income tax thereon.

         In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by a Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, distributions from the Fund generally will not qualify for the corporate dividends-received deduction.

         Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Fund in the year in which the dividends were declared.

         The Fund will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

Sale Or Exchange Of Fund Shares

         Generally, gain or loss on the sale or exchange of a Share will be a capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of a Fund with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as along-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

         In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who
(1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding.

Federal Excise Tax

         If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

State and Local Taxes

         The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in the Fund.


MANAGEMENT OF THE FUND

         The overall business affairs of the Fund are the responsibility of the Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, the Advisors, the Distributor and the Fund's administrator. A majority of the directors of the Fund have no affiliation with the Advisors, the Distributor or the Fund's administrator.

Directors and Officers

         The Directors and executive officers of the Fund, their respective dates of birth and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each Director and executive officer is 717 Fifth Avenue, New York, New York 10022.

* EDWARD S. HYMAN, Chairman and Director (4/8/45)
                  Chairman, International Strategy & Investment Inc. (registered investment advisor), Chairman and President, International Strategy and Investment Group Inc. (registered broker-dealer),1991-Present.

JOSEPH R. HARDIMAN, Director (5/27/37)
                  8 Bowen Mill Road, Baltimore, Maryland 21212. Private Equity Investor and Capital Markets Consultant; Director, Wit Capital Group (registered broker dealer) and The Nevis Fund (registered investment company). Formerly, Director, Circon Corp. (medical instruments), November 1998-January 1999; President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc., 1987-1997; Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Banc Alex. Brown Incorporated) 1985-1987; General Partner, Alex. Brown & Sons Incorporated (now Deutsche Banc Alex. Brown Incorporated) 1976 -1985.

LOUIS E. LEVY, Director (11/16/32)
                  26 Farmstead Road, Short Hills, New Jersey 07078. Director, Kimberly-Clark Corporation (personal consumer products) and Household International (finance and banking). Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants, 1992-1998; Trustee, Merrill Lynch Funds for Institutions, 1991-1993; Adjunct Professor, Columbia University-Graduate School of Business, 1991-1992; and Partner, KPMG Peat Marwick, retired 1990.

CARL W. VOGT, ESQ., Director (4/20/36)
                  Fulbright & Jaworski L.L.P., 801 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2604. Senior Partner, Fulbright & Jaworski L.L.P. (law); Director, Yellow Corporation (trucking) and American Science and Engineering (x-ray detection equipment); Formerly, Chairman and Member, National Transportation Safety Board; Director, National Railroad Passenger Corporation (Amtrak) and Member, Aviation System Capacity Advisory Committee (Federal Aviation Administration).

*R. ALAN MEDAUGH, President (8/20/43)
                  President, International Strategy & Investment Inc. (registered investment advisor) and Director, International Strategy & Investment Group, Inc. (registered broker-dealer), 1991-Present.

*MICHAEL J. NAPOLI, JR., Vice President (10/1/51)
                  1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401. Vice President (1991-Present) and Principal (1993-Present), Wilshire Associates Incorporated; Director of Marketing, Wilshire Asset Management (1991-Present).

DAVID R. BORGER, Vice President (12/23/48)
                  Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401. Vice President and Principal, Wilshire Associates Incorporated; Director of Research, Asset Management Division.

CARRIE L. BUTLER, Vice President (5/1/67)
                  Assistant Vice President, International Strategy & Investment Inc., 1991-Present.

NANCY LAZAR, Vice President (8/1/57)
                  Executive Vice President and Secretary, International Strategy & Investment Inc. (registered investment advisor) and Executive Vice President and Director, International Strategy & Investment Group Inc. (registered broker-dealer), 1991-Present.

THOMAS D. STEVENS, Vice President (5/27/49)
                  Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401. Senior Vice President and Principal, Wilshire Associates Incorporated; Chief Investment Officer, Wilshire Asset Management.

MARGARET M. BEELER, Assistant Vice President (3/1/67)
                  Assistant Vice President, International Strategy & Investment Inc., 1996 - Present. Formerly, Marketing Representative, U.S. Healthcare, Inc., 1995 -1996; Sales Manager, Donna Maione, Inc., 1994-1995; Sales Manager, Deborah Wiley California, 1989-1994.

KEITH C. REILLY, Assistant Vice President (6/2/66)
                  Assistant Vice President, International Strategy & Investment Inc., 1996-Present; Formerly, Select Private Banking Officer; Assistant Manager, Chemical Bank, 1995-1996; Financial Consultant, Dreyfus Corporation, 1989-1995.

CHARLES A. RIZZO, TREASURER (8/5/57)
                  One South Street, Baltimore, Maryland 21202. Vice President and Department Head, Deutsche Asset Management Americas, 1998-Present. Formerly, Senior Manager, PricewaterhouseCoopers LLP 1993-1998.

AMY M. OLMERT, SECRETARY (5/14/63)
                  One South Street, Baltimore Maryland 21202.
                  Vice President, Deutsche Asset Management Americas since 1999; and Vice President, BT Alex. Brown Incorporated, 1997-1999. Formerly, Senior Manager, PricewaterhouseCoopers LLP 1993-1998.

DANIEL O. HIRSCH, ASSISTANT SECRETARY (3/27/54)
                  One South Street, Baltimore, Maryland 21202. Director, Deutsche Asset Management Americas, 1998-Present. Formerly, Assistant General Counsel, United States Securities and Exchange Commission, 1993-1998.


 ----------------------
A Director who is an "interested person" as defined in the Investment Company
Act.

         Directors and officers of the Fund are also directors and officers of some or all of the other investment companies advised by ISI or its affiliates. There are currently four funds in the ISI Funds fund complex (the "Fund Complex"). Mr. Hyman serves as Chairman of each fund in the Fund Complex. Mr. Medaugh serves as President of each fund in the Fund Complex. Messrs. Hardiman, Levy, and Vogt serve as Directors of each fund in the Fund Complex. Ms. Lazar and Ms. Butler serve as Vice Presidents of four funds in the Fund Complex. Ms. Beeler and Mr. Reilly each serve as Assistant Vice President for four funds in the Fund Complex. Ms. Olmert serves as Secretary, Mr. Hirsch serves as Assistant Secretary and Mr. Rizzo serves as Treasurer, respectively, for each of the funds in the Fund Complex.

         Some of the Directors of the Fund are customers of, and have had normal brokerage transactions with, the Fund's administrator or its affiliates in the ordinary course of business. All such transactions were made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons. Additional transactions may be expected to take place in the future.

         Officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and Directors of the Fund who are officers or directors of the Advisors, the Distributor or the Fund's administrator may be considered to have received remuneration indirectly. As compensation for his or her services as director, each Director who is not an "interested person" of the Fund (as defined in the Investment Company Act) (an "Independent Director") receives an aggregate annual fee (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from all each fund in the Fund Complex for which he or she serves. In addition, the Chairmen of the Fund Complex's Audit Committee and Executive Committee receive an aggregate annual fee from the Fund Complex. Payment of such fees and expenses is allocated among the funds described above in direct proportion to their relative net assets. For the year ended May 31, 1999, Independent Directors fees attributable to the assets of the Fund totaled approximately $972.

         The following table shows aggregate compensation and retirement benefits payable to each of the Fund's Directors by the Fund and Fund Complex, respectively, and pension or retirement benefits accrued as part of Fund expenses in the fiscal year ended May 31, 1999.

                               COMPENSATION TABLE

                              Aggregate Compensation                                Total Compensation from the Fund
                              From the fund payable to    Pension or Retirement     and Fund Complex Payable to
Name of Person,               Directors for the Fiscal    Benefits Accrued as       Directors for the Fiscal Year
Position                      Year Ended May 31, 1999     Part of Fund Expenses     Ended May 31, 1999
----------------------------- --------------------------- ------------------------- ----------------------------------
Edward S. Hyman(1)                        $0                         $0                            $0
Chairman and Director

Truman T. Semans(1)(7)                    $0                         $0                            $0
Vice Chairman and Director

R. Alan Medaugh(1)(7)                     $0                         $0                            $0
Director and President

Michael J. Napoli(1)(7)                   $0                         $0                            $0
Director

James J. Cunanne(7)                    $102.68                       $(2)              $39,000 for service on 13(3)
Director                                                                               Boards in the Fund complex

Joseph R. Hardiman(4)                   $84.47                       $(2)              $29,250 for service on 12(6)
Director                                                                               Boards in the Fund complex

John F. Kroeger(5)                      $89.71                       $(2)              $36,750 for service on 13(3)
Director                                                                               Boards in the Fund complex

Louis E. Levy                          $123.31                       $(2)              $46,500 for service on 13(3)
Director                                                                               Boards in the Fund complex

Eugene J. McDonald(7)                  $110.70                       $(2)              $44,000 for service on 13(3)
Director                                                                               Boards in the Fund complex

Rebecca W. Rimel(7)                    $104.26                       $(2)              $39,000 for service on 12(3)(6)
Director                                                                               Boards in the Fund complex

Carl W. Vogt, Esq.                     $104.89                       $(2)              $39,000 for service on 13(3)(6)
Director                                                                               Boards in the Fund complex

------------------------
(1) Denotes an individual who is an "interested person" as defined in the Investment Company Act.
(2) The Fund Complex has adopted a retirement plan for eligible Directors, as described below. The actuarially computed pension expense for the Fund for the period ended May 31, 1999 was $972.
(3) One of these funds ceased operations on July 29, 1998.
(4) Appointed effective September 27, 1998.
(5) Retired effective September 27, 1998. Deceased, November 26, 1998.
(6) Ms. Rimel receives and Messrs. Vogt and Hardiman received (prior to their appointment or election to all of the funds in the Fund Complex) proportionately higher compensation from each fund for which they serve as a Director.
(7) Resigned effective September 28, 1999.

         The Fund Complex has adopted a retirement plan (the "Retirement Plan") for Directors who are not employees of the Fund, the Fund's administrator or their respective affiliates (the "Participants"). After completion of six years of service, each Participant will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the Participant in his or her last year of service. Upon retirement, each Participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the Participant in his or her last year of service. The fee will be paid quarterly, for life, by each Fund for which the Participant serves. The Retirement Plan is unfunded and unvested. Such fees are allocated to each fund in the Fund Complex based upon the relative net assets of such fund to the Fund Complex.

         Set forth in the table below are the estimated annual benefits payable to a Participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such Participant in his or her last year of service, as described above. The approximate credited years of service at December 31, 1998 are as follows: for Mr. Cunnane, 4 years; for Mr. Levy, 4 years; for Mr. McDonald, 6 years; for Ms. Rimel, 3 years and for Mr. Vogt, 3 years; for Mr. Hardiman, 0 years.

                                            Estimated Annual Benefits Payable By
Years of Service                                Fund Complex Upon Retirement
-----------------                   ------------------------------------------------------
                                              Chairmen of Audit and
                                              Executive Committees                         Other Participants
                                    --------------------------------------------        -----------------------
6 years                                              $ 4,900                                     $ 3,900
7 years                                              $ 9,800                                     $ 7,800
8 years                                              $14,700                                     $11,700
9 years                                              $19,600                                     $15,600
10 years or more                                     $24,500                                     $19,500

         Any Director who receives fees from the Fund is permitted to defer 50% or up to 100%, of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Cunnane, Levy, McDonald and Vogt and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Directors may select from among various Flag Investors, Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. and BT International Equity Fund in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of 10 years.

Code of Ethics

         The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Code of Ethics applies to the personal investing activities of all of the directors and officers of the Fund, as well as to designated officers, directors and employees of the Advisors and the Distributor. As described below, the Code of Ethics imposes additional restrictions on the Advisors' investment personnel, including the portfolio managers and employees who execute or help execute a portfolio manager's decisions or who obtain contemporaneous information regarding the purchase or sale of a security by the Fund.

         The Code of Ethics requires that any officer, director, or employee of the Fund, International Strategy & Investment Group, Inc. or the Advisor preclear any personal securities investments (with certain exceptions, such as non-volitional purchases or purchases that are part of an automatic dividend reinvestment plan). The foregoing would apply to any officer, director or employee of the Distributor that is an access person. The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to investment personnel include a ban on acquiring any securities in an initial public offering, a prohibition from profiting on short-term trading in securities and special preclearance of the acquisition of securities in private placements. Furthermore, the Code of Ethics provides for trading "blackout periods" that prohibit trading by investment personnel and certain other employees within periods of trading by the Fund in the same security. Officers, directors and employees of the Advisors and the Distributor may comply with codes instituted by those entities so long as they contain similar requirements and restrictions.

INVESTMENT ADVISORY AND OTHER SERVICES

         On June 17, 1997, the Board of Directors of the Fund, including a majority of the Independent Directors, approved an Investment Advisory Agreement between the Fund and ISI and a Sub-Advisory Agreement among the Fund, ISI and Wilshire Associates Incorporated ("Wilshire" or the "Sub-Advisor"), both of which contracts are described in greater detail below. The Investment Advisory Agreement and the Sub-Advisory Agreement were approved by the sole shareholder of the Fund on September 10, 1997. ISI is a registered investment advisor that was formed in January 1991. ISI employs Messrs. Edward S. Hyman, the Fund's Chairman, and R. Alan Medaugh, the Fund's President. ISI is also investment advisor to Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc. and North American Government Bond Fund, Inc., open-end management investment companies with net assets of approximately $477 million as of August 31, 1999.

         Wilshire, a California corporation, is a registered investment advisor with approximately $9.6 billion in net assets under management as of August 31, 1999. Wilshire currently provides investment advisory services to 1 open-end registered investment company with $277 million of net assets under management as of August 31, 1999. Wilshire employs as its President and Chief Executive Officer, Mr. Dennis Tito, who, due to his stock ownership, may be deemed to be a controlling person of Wilshire.

         Under the Investment Advisory Agreement, ISI: (1) formulates and implements continuing programs for the purchase and sales of securities, (2) determines what securities (and in what proportion) shall be represented in the Fund's portfolio (3) provides the Fund's Board of Directors with regular financial reports and analysis with respect to the Fund's portfolio investments and operations, and the operations of comparable investment companies, (4) obtains and evaluates economic, statistical, and financial information pertinent to the Fund, and (5) takes on behalf of the Fund, all actions which appear to the Advisor necessary to carry into effect its purchase and sale programs. ISI has delegated these responsibilities to Wilshire for a portion of the Fund's portfolio, provided that ISI continues to supervise the performance of Wilshire and report thereon to the Fund's Board of Directors. Any investment program undertaken by ISI or Wilshire will at all times be subject to the policies and control of the Fund's Board of Directors. Neither ISI or Wilshire shall be liable to the Fund or its shareholders for any act of omission by ISI or Wilshire or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The services of ISI and Wilshire to the Fund are not exclusive and both ISI and Wilshire are free to render similar services to others.

         As compensation for these services, ISI is entitled to receive an annual fee from the Fund calculated daily and paid monthly, at the annual rate of 0.40% of the Fund's daily net asset value. As compensation for its services, Wilshire is entitled to receive a fee from ISI, payable out of ISI's advisory fee, calculated daily and payable monthly, at the annual rate of 0.16% of the Fund's average daily net assets. ISI has contractually agreed to waive its annual fee and reimburse expenses to the extent necessary, so that the Fund's total operating expenses do not exceed 1.00% of its average daily net assets. ISI's compensation under the Investment Advisory Agreement for the fiscal year ended May 31, 1999 and the period from September 16, 1997 (commencement of operations) through May 31, 1998 was $0 (net of fee waivers and reimbursements of $62,291) and $0 (net of fee waivers of $32,924 and reimbursements of $60,048), respectively. ISI pays Wishire a fee out of its advisory fee.

         Each of the Investment Advisory and the Sub-Advisory Agreements has an initial term of two years and will continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Fund's Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such agreements, by votes cast in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares (as defined under "Capital Stock"). The Fund or ISI may terminate the Investment Advisory Agreement on 60 days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the Investment Company Act).
The Sub-Advisory Agreement has similar termination provisions.

ADMINISTRATION

         Investment Company Capital Corp. ("ICC"), One South Street, Baltimore, Maryland 21202, provides administration services to the Fund. Such services include: monitoring the Fund's regulatory compliance, supervising all aspects of the Fund's service providers, arranging, but not paying for, the printing and mailing of prospectuses, proxy materials and shareholder reports, preparing and filing all documents required by the securities laws of any state in which the Shares are sold, establishing the Fund's budgets, monitoring the Fund's distribution plans, preparing the Fund's financial information and shareholder reports, calculating dividend and distribution payments and arranging for the preparation of state and federal tax returns. As compensation for its administration services, ICC is entitled to receive an annual fee calculated according to the following schedule based on the combined assets of the the ISI
Funds:
                  Assets                             Fee
                  0 - $75,000,000                    .20%
                  $75,000,000 - $150,000,000         .15%
                  $150,000,000 - $225,000,000        .10%
                  $225,000,000 - $500,000,000        .05%
                  Over $500,000,000                  .03%

         ICC's compensation under the Agreement for the fiscal year ended May 31, 1999 and the period from September 16, 1997 (commencement of operations) through May 31, 1998 was $14,809 (net of fee waivers of $16,586) and $0 (net of fee waivers of $9,877), respectively. The services of ICC to the Fund are not exclusive and ICC is free to render similar services to others.

         ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. An affiliate of ICC serves as the Fund's custodian. (See "Custodian, Transfer Agent and Accounting Services"). ICC is an indirect subsidiary of Deutsche Bank AG.

DISTRIBUTION OF FUND SHARES

         International Strategy & Investment Group Inc. ("ISI Group" or the "Distributor") serves as the exclusive distributor of the Fund's Shares pursuant to a Distribution Agreement (the "Distribution Agreement"). ISI Group, a Delaware corporation, is a broker-dealer that was formed in 1991 and is an affiliate of the Advisor.

         The Distribution Agreement provides that ISI Group has the exclusive right to distribute the Shares either directly or through other broker-dealers and further provide that ISI Group will: solicit and receive orders for the purchase of Shares; accept or reject such orders on behalf of the Fund in accordance with the Fund's currently effective prospectus and transmit such orders as are accepted to the Fund's transfer agent as promptly as possible; receive requests for redemption and transmit such redemption requests to the Fund's transfer agent as promptly as possible; respond to inquiries from the Fund's shareholders concerning the status of their accounts with the Fund, provide the Fund's Board of Directors for their review with quarterly reports required by Rule 12b-1; maintain such accounts, books and records as may be required by law or be deemed appropriate by the Fund's Board of Directors; and take all actions deemed necessary to carry into effect the distribution of the Shares. ISI Group has not undertaken to sell any specific number of Shares. The Distribution Agreement further provides that, in connection with the distribution of Shares, ISI Group will be responsible for all of its promotional expenses. The services by ISI Group to the Fund are not exclusive, and ISI Group shall not be liable to the Fund or its shareholders for any act or omission by ISI Group or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         As compensation for providing distribution and related administrative services for the ISI Shares as described above, the Fund will pay ISI Group , on a monthly basis, an annual fee, equal to 0.25% of the Fund's average daily net assets. ISI Group expects to allocate on a proportional basis up to all of its fees to broker-dealers who enter into Agency Distribution Agreements with ISI Group ("Participating Dealers") under which such broker-dealers have agreed to process investor purchase and redemption orders and respond to inquiries from Fund shareholders concerning the status of their accounts and the operations of the Fund. As compensation for providing distribution and shareholder services for the fiscal year ended May 31, 1999 and the period from September 16, 1997 (commencement of operations) through May 31, 1998, ISI Group received $65,443 and $20,578, respectively.

         Pursuant to Rule 12b-1 under the Investment Company Act, which provides that investment companies may pay distribution expenses, directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders, the Fund has adopted a Plan of Distribution for the ISI Shares (the "ISI Plan"). Under the ISI Plan, the Fund pays a fee to ISI Group for distribution and other shareholder servicing assistance as set forth in the Distribution Agreement, and ISI Group is authorized to make payments out of its fees to Participating Dealers.

         The Distribution Agreement has an initial term of two years. The Distribution Agreement and the ISI Plan will remain in effect from year to year as specifically approved (a) at least annually by the Fund's Board of Directors and (b) by the affirmative vote of a majority of the Independent Directors, by votes cast in person at a meeting called for such purpose. The Distribution

Agreement, forms of Agency Distribution Agreement and the ISI Plan were most recently approved by the Fund's Board of Directors, including a majority of the Independent Directors on September 28, 1999.

         In approving the ISI Plan, the Directors concluded, in the exercise of reasonable business judgment, that there was a reasonable likelihood that the ISI Plan would benefit the Fund and its shareholders. The ISI Plan will be renewed only if the Directors make a similar determination in each subsequent year. The ISI Plan may not be amended to increase materially the fee to be paid pursuant to the Distribution Agreement without the approval of the Fund's shareholders. The ISI Plan may be terminated at any time, and the Distribution Agreement may be terminated at any time upon 60 days' notice, without penalty, by a vote of a majority of the Fund's Independent Directors or by a vote of a majority of the outstanding Shares. Any Agency Distribution Agreement may be terminated in the same manner at any time. The Distribution Agreement and any Agency Distribution Agreement shall automatically terminate in the event of assignment.

         During the continuance of the ISI Plan, the Fund's Board of Directors will be provided for their review, at least quarterly, a written report concerning the payments made under the ISI Plan to ISI Group pursuant to the Distribution Agreement, to Participating Dealers pursuant to Agency Distribution Agreements and to Shareholder Servicing Agents pursuant to Shareholder Servicing Agreements. Such reports shall be made by the persons authorized to make such payments. In addition, during the continuance of the ISI Plan, the selection and nomination of the Fund's Independent Directors shall be committed to the discretion of the Independent Directors then in office.

         In addition, the Fund may enter into Shareholder Servicing Agreements with certain financial institutions, such as banks, to act as Shareholder Servicing Agents, pursuant to which ISI Group will allocate a portion of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Fund, according to interpretations from various bank regulatory authorities, financial institutions are not prohibited from acting in other capacities for investment companies, such as the shareholder servicing capacities described above. Should future legislative, judicial or administrative action prohibit or restrict the activities of the Shareholder Servicing Agents in connection with the Shareholder Servicing Agreements, the Fund may be required to alter materially or discontinue its arrangements with the Shareholder Servicing Agents. Such financial institutions may impose separate fees in connection with these services and investors should review the applicable Prospectus and this Statement of Additional Information in conjunction with any such institution's fee schedule.

         Under the ISI Plan, amounts allocated to Participating Dealers and Shareholder Servicing Agents may not exceed amounts payable to the Distributor, with respect to shares held by or on behalf of customers of such entities. Payments under the ISI Plan are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund in connection with the sale of the ISI Shares is less than 0.25% of the ISI Shares' average daily net assets for any period, the unexpended portion of the distribution fee may be retained by the Distributor. The ISI Plan does not provide for any charges to the Fund for excess amounts expended by the Distributor and, if the ISI Plan is terminated in accordance with its terms, the obligation of the Fund to make payments to the distributor pursuant to the ISI Plan will cease and the Fund will not be required to make any payments past the date the Distribution Agreement terminates. In return for payments received pursuant to the ISI Plan, ISI will pay the distribution-related expenses of the ISI Class including one or more of the following: advertising expenses; printing and mailing of prospectuses to other than current shareholders; compensation to dealers and sales personnel; and interest, carrying or other financing charges.

         For the fiscal year ended May 31, 1999 and the period from September 16, 1997 (commencement of operations) through May 31, 1998, ISI Group was paid commissions of $265,128 and from that amount retained $0 and $19,311 and from that amount retained $0, respectively.

         Except as described elsewhere, the Fund pays or causes to be paid all continuing expenses of the Fund, including, without limitation: investment advisory, administration and distribution fees; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions, if any, chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and corporate fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing Shares; all costs and expenses in connection with the maintenance of registration of the Fund and its Shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting and distributing prospectuses of the Fund and supplements thereto to the shareholders; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Independent Directors and Independent members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in Shares or in cash; charges and expenses of any outside service used for pricing of the Shares; fees and expenses of legal counsel or independent auditors, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operation unless otherwise explicitly assumed by the Advisors, the Distributor or the Fund's administrator.

BROKERAGE

         ISI and Wilshire, subject to the supervision of ISI, are each responsible for decisions to buy and sell securities for a portion of the Fund's portfolio, for broker-dealer selection and for negotiation of commission rates.

         Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a commission for their services. Brokerage commissions are subject to negotiation between the Advisors and the broker-dealers. The Advisors may direct purchase and sale orders to any broker-dealer, including, to the extent and in the manner permitted by applicable law, ISI Group.

         In over-the-counter transactions, orders are placed directly with a principal market maker and such purchases normally include a mark up over the bid to the broker-dealer based on the spread between the bid and asked price for the security. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter. On occasion, certain money market instruments may be purchased directly from an issuer without payment of a commission or concession. The Fund will not deal with ISI Group in any transaction in which ISI Group acts as a principal.

         The Advisors' primary consideration in effecting securities transactions is to obtain best price and execution of orders on an overall basis. As described below, however, the Advisors may, in their discretion, effect agency transactions with broker-dealers that furnish statistical, research or other information or services which are deemed by the Advisors to be beneficial to the Fund's investment program. Certain research services furnished by broker-dealers may be useful to the Advisors with clients other than the Fund. Similarly, any research services received by the Advisors through placement of portfolio transactions of other clients may be of value to the Advisors in fulfilling their obligations to the Fund. No specific value can be determined for research and statistical services furnished without cost to the Advisors by a broker-dealer. The Advisors are of the opinion that because the material must be analyzed and reviewed by their staffs, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Advisors' research and analysis. Therefore, it may tend to benefit the Fund by improving the Advisors' investment advice. In over-the-counter transactions, the Advisors will not pay any commission or other remuneration for research services. The Advisors' policy is to pay a broker-dealer higher commissions for particular transactions than might be charged if a different broker-dealer had been chosen when, in the Advisors' opinion, this policy furthers the overall objective of obtaining best price and execution. Subject to periodic review by the Fund's Board of Directors, the Advisors are also authorized to pay broker-dealers higher commissions on brokerage transactions for the Fund in order to secure research and investment services described above. However, Wilshire has no current intention to do so. The allocation of orders among broker-dealers and the commission rates paid by the Fund will be reviewed periodically by the Board. The foregoing policy under which the Fund may pay higher commissions to certain broker-dealers in the case of agency transactions, does not apply to transactions effected on a principal basis.

         Subject to the above considerations, the Board of Directors has authorized the Fund to effect portfolio transactions through ISI Group. At the time of such authorization, the Board adopted certain policies and procedures incorporating the standards of Rule 17e-1 under the Investment Company Act which requires that the commissions paid ISI Group must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." Rule 17e-1 also contains requirements for the review of such transactions by the Board of Directors and requires the Advisors to furnish reports and to maintain records in connection with such reviews. The Distribution Agreement does not provide for any reduction in the distribution fee to be received by ISI Group from the Fund as a result of profits from brokerage commissions on transactions of the Fund effected through ISI Group. The Advisors manage other investment accounts. It is possible that, at times, identical securities will be acceptable for the Fund and one or more of such other accounts; however, the position of each account in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in such securities may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund or one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by the Advisors. The Advisors may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Such simultaneous transactions, however, could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

      The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the Investment Company Act) which the Fund has acquired during its most recent fiscal year. As of May 31, 1999, the Fund held a 4.50% repurchase agreement issued by Goldman Sachs & Company valued at $2,048,000, and 1,000 shares of Morgan Stanley, Dean Witter, Discover & Co. valued at $96,500.

CAPITAL SHARES

         Under the Fund's Articles of Incorporation, the Fund may issue up to 25 million Shares of its capital stock with a par value of $.001 per Share.

The Fund's Articles of Incorporation provide for the establishment of separate series and separate classes of Shares by the Directors at any time without shareholder approval. The Fund currently has one Series and one class of shares:
ISI Strategy Fund Shares. All Shares of the Fund regardless of class have equal rights with respect to voting, except that with respect to any matter affecting the rights of the holders of a particular series or class, the holders of each series or class will vote separately. Any such series will be a separately managed portfolio and shareholders of each series or class will have an undivided interest in the net assets of that series. For tax purposes, the series will be treated as separate entities. Generally, each class of Shares issued by a particular series will be identical to every other class and expenses of the Fund (other than 12b-1 fees and any applicable service fees) are prorated between all classes of a series based upon the relative net assets of each class. Any matters affecting any class exclusively will be voted on by the holders of such class.

         Shareholders of the Fund do not have cumulative voting rights, and, therefore, the holders of more than 50% of the outstanding Shares voting together for election of Directors may elect all the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

         The Fund's By-laws provide that any director of the Fund may be removed by the shareholders by a vote of a majority of the votes entitled to be cast for the election of Directors. A meeting to consider the removal of any Director or Directors of the Fund will be called by the Secretary of the Fund upon the written request of the holders of at least one-tenth of the outstanding Shares of the Fund entitled to vote at such meeting.

         There are no preemptive, conversion or exchange rights applicable to any of the Shares. The Fund's issued and outstanding Shares are fully paid and non-assessable. In the event of liquidation or dissolution of the Fund, each Share is entitled to its portion of the Fund's assets (or the assets allocated to a separate series of Shares if there is more than one series) after all debts and expenses have been paid.

         As used in this Statement of Additional Information, the term "majority of the outstanding Shares" means the vote of the lesser of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (ii) more than 50% of the outstanding Shares.

SEMI-ANNUAL REPORTS

         The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES

         Bankers Trust Company, 130 Liberty Street, New York, New York 10006 ("Bankers Trust") has been retained to act as custodian of the Fund's investments. Bankers Trust receives such compensation from the Fund for its services as custodian as may be agreed to from time to time by Bankers Trust and the Fund. For the fiscal year ended May 31, 1999, Bankers Trust was paid $7,030 as compensation for providing custody services. Investment Company Capital Corp., One South Street, Baltimore, Maryland 21202 (telephone: (800) 882-8585) has been retained to act as the Fund's transfer and dividend disbursing agent. As compensation for these services, ICC receives up to $16.20 per account per year plus reimbursement for out-of-pocket expenses incurred in connection therewith.

         ICC also provides accounting services to the Fund. As compensation for these services, ICC is entitled to receive an annual fee, calculated daily and paid monthly, as shown below. For such services for the fiscal year ended May 31, 1999 and the period from September 16, 1997 (commencement of operations) through May 31, 1998, ICC received a fee of $27,591, and $10,103, respectively.

Average Daily Net Assets               Incremental Annual Accounting Fee
------------------------               ---------------------------------

$0 - $10,000,000                                     $13,000(fixed fee)
$10,000,000 - $20,000,000                             0.100%
$20,000,000 - $30,000,000                             0.080%
$30,000,000 - $40,000,000                             0.060%
$40,000,000 - $50,000,000                             0.050%
$50,000,000 - $60,000,000                             0.040%
$60,000,000 - $70,000,000                             0.030%
$70,000,000 - $100,000,000                             .020%
$100,000,000 - $500,000,000                            .015%
$500,000,000 - $1,000,000,000                          .005%
over $1,000,000,000                                   0.001%

In addition, the Fund will reimburse ICC for certain out-of-pocket expenses incurred in connection with ICC's provision of accounting services under the Master Services Agreement.

INDEPENDENT AUDITORS

         The annual financial statements of the Fund are audited by the Fund's independent auditors, Deloitte & Touche LLP.

LEGAL MATTERS

         Morgan, Lewis & Bockius LLP serves as counsel to the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To Fund management's knowledge, as of September 2, 1999, the following persons owned beneficially or of record 5% or more of the Fund's outstanding shares:

                  Edward S. Hyman, Jr.                        6.97%
                  c/o ISI Funds
                  717 5th Avenue
                  New York, NY  10022-8101

As of September 2, 1999, to Fund management's knowledge, Directors and officers as a group owned 9.26% of the Fund's total outstanding Shares of the ISI Shares class.

PERFORMANCE COMPUTATIONS

         For purposes of quoting and comparing the performance of the Fund to that of other open-end diversified management investment companies and to stock or other relevant indices in advertisements or in certain reports to shareholders, performance will be stated in terms of total return.

The total return quotations, under the rules of the SEC, must be calculated according to the following formula:

P(1 + T)(n) =  ERV

Where:  P   =  a hypothetical initial payment of $1,000

        T   =  average annual total return

        n   =  number of years (1,5 or 10)

        ERV    = ending redeemable value at the end of the 1-, 5- or
                 10-year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one-, five- and ten-year periods or a shorter period dating from the effectiveness of the Fund's registration statement or the date the Fund (or a series) commenced operations.

         Calculated according to SEC rules, the ending redeemable value and total return of a hypothetical $1000 payment for the periods ended May 31, 1999, were as follows:

             --------------------------------------------------- ---------------------------------------------------
                            One-Year Period Ended                                  Since Inception
                                 May 31, 1999                                    (September 16, 1997)
              --------------------------------------------------- ---------------------------------------------------
              Ending Redeemable             Average Annual        Ending Redeemable            Average Annual
              Value                         Total Return          Value                        Total Return
---------------------------------------------------------------------------------------------------------------------
ISI
Shares              $1,121.53                   7.16%                  $1,244.26                   10.69%
---------------------------------------------------------------------------------------------------------------------

         The Fund may also from time to time include in such advertising total return figures that are not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., the Fund calculates its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date.

         For this alternative computation, the Fund assumes that the $10,000 invested in Shares is net of all sales charges. The Fund will, however, disclose the maximum sales charges and will also disclose that the performance data does not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertising containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less that their original cost.

         The Fund's annual portfolio turnover rate may vary from year to year, as well as within a year, depending on market conditions. For the fiscal year ended May 31, 1999, the Fund's portfolio turnover rate was 31.93%.

FINANCIAL STATEMENTS

See next page

ISI Strategy Fund, Inc.

Statement of Net Assets                                   May 31, 1999


                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- 66.8%
20th Century Industries                                       200     $ 3,662
3Com Corp.(1)                                                 600      16,500
@entertainment, Inc.(1)                                       100       1,262
A.G. Edwards & Sons, Inc.                                     200       6,725
AAR Corp.                                                     200       3,950
Abbott Laboratories                                         2,700     122,006
Abercrombie & Fitch Co.-- Class A                             102       8,581
ABR Information Services, Inc.(1)                             100       2,525
Acceptance Insurance Companies, Inc.(1)                       100       1,569
Ackerley Group, Inc.                                          100       1,887
ACNielsen Corp.(1)                                            100       2,819
Action Performance Companies., Inc.(1)                        100       3,800
Acxiom Corp.(1)                                               100       2,700
Adaptec, Inc.                                                 200       6,175
ADC Telecommunications, Inc.(1)                               200       9,775
Adelphi Communications Corp.-- Class A(1)                     100       7,550
Administaff, Inc.(1)                                          100       1,600
Adobe Systems, Inc.                                           100       7,412
Advance Paradigm, Inc.(1)                                     100       4,837
Advanced Energy Industries(1)                                 100       2,487
Advanced Fibre Communications                                 100       1,044
Advanced Micro Devices, Inc.(1)                               200       3,700
AES Corp.(1)                                                  300      14,925
Aetna, Inc.                                                   300      27,244
AFC Cable Systems, Inc.(1)                                    100       3,437
Affiliated Computer Services, Inc.-- Class A                  200       8,675
Affiliated Managers Group, Inc.                               200       5,850
Aflac, Inc.                                                   500      25,500
Aftermath Technology Corp.(1)                                 100       1,100
Ag-Chem Equipment Co., Inc.(1)                                100       1,125
AGCO Corp.                                                    100       1,162
AGL Resources, Inc.                                           200       3,775
Agribrands International(1)                                   100       3,494
Air Express International Corp.                               100       2,500
Air Products & Chemicals, Inc.                                400      16,400
Airborne Freight Corp.                                        100       2,587
Airgas, Inc.(1)                                               200       2,287
Airlease, Ltd.                                                100       1,112
Airtouch Communications, Inc.(1)                            1,000     100,500
AK Steel Holding Corp.                                        100       2,400
Alaska Air Group, Inc.(1)                                     100       4,150
Albany International Corp.-- Class A                          204       4,781
Albemarle Corp.                                               100       2,244
Alberto-Culver Co.-- Class B                                  100       2,644
Albertson's, Inc.                                             400      21,400
Alcoa                                                         660      36,300
Aliant Communications, Inc.                                   100       4,750
Allegheny Energy, Inc.                                        200       6,975

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
Allegheny Teledyne, Inc.                                      300     $ 6,131
Allegiance Telecom, Inc.(1)                                   100       3,700
Allen Telecom, Inc.(1)                                        100       1,044
Allergan, Inc.                                                100       9,300
Alliance Capital Management LP                                300       9,094
Alliant Energy Corp.                                          100       3,019
Alliant Techsystems, Inc.(1)                                  100       8,500
Allied Capital Corp.                                          200       3,725
Allied Products Corp.(1)                                      200       1,037
Allied Waste Industries, Inc.(1)                              300       5,587
Allied-Signal, Inc.                                         1,000      58,062
Allmerica Financial Corp.                                     100       5,856
Allstate Corp.                                              1,500      54,656
ALLTEL Corp.                                                  500      35,844
Alphanet Solutions, Inc.(1)                                   100         394
Altera Corp.(1)                                               400      13,925
Alterra Healthcare Corp.(1)                                   100       1,225
Alyn Corp.(1)                                                 100         228
ALZA Corp.(1)                                                 240       8,565
Amazon.com, Inc.(1)                                           400      47,500
AMB Property Corp.                                            100       2,250
AMBAC, Inc.                                                   100       5,831
AMC Entertainment, Inc.(1)                                    300       5,100
Amcol International Corp.                                     550       7,803
Amcore Financial, Inc.                                        100       2,119
Amerada Hess Corp.                                            200      11,987
Amerco                                                        100       2,500
Ameren Corp                                                   200       8,187
America Online(1)                                           1,880     224,425
American Axle & Mfg. Holdings                                 200       3,037
American BanCorp. Ohio                                        100       1,950
American Bankers Insurance Group                              100       5,362
American Biltrite, Inc.                                       100       2,050
American Classic Voyages Co.(1)                               100       1,756
American Dental Partners(1)                                   200       2,075
American Electric Power Co., Inc.                             300      13,012
American Express Co.                                          800      96,950
American Financial Group, Inc.                                100       3,375
American General Corp.                                        400      28,900
American Greetings Corp.-- Class A                            100       2,862
American Heritage Life Investment Corp.                       100       2,325
American Home Products Corp.                                2,400     138,300
American International Group, Inc.                          2,206     252,173
American Management Systems, Inc.                             100       3,175
American Power Conversion Corp.(1)                            200       7,787
American Retirement Corp.                                     100       1,694
American Standard Co., Inc.(1)                                100       4,625
American Stores Co.                                           500      16,500

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                       May 31, 1999

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
American Tower Corp(1)                                        200     $ 4,500
American Water Works Co., Inc.                                100       3,100
Amerin Corp.(1)                                               200       5,375
Amerisource Health Corp.-- Class A                            200       5,912
Ameritech Corp.                                             2,000     131,625
AmeriTrade Holding Corp.                                      100       8,969
Amgen, Inc.                                                   900      56,925
Amli Residential Properties                                   400       9,025
AMR Corp.                                                     300      19,519
Amsouth Bancorp                                               375      10,641
Anadarko Petroleum Corp.                                      200       7,500
Analog Devices, Inc.(1)                                       300      11,531
Anchor Gaming(1)                                              100       4,475
Andrew Corp.(1)                                               200       3,100
ANDRX Corp.(1)                                                100      10,087
Anesta Corp.(1)                                               100       1,787
Anheuser Busch                                                800      58,450
Answerthink Consulting Group(1)                               100       2,637
Antec Corp.(1)                                                200       5,862
AON Corp.                                                     450      19,350
Apache Corp.                                                  200       7,200
Apartment Investment & Management Co.                         252      10,584
Apogee Enterprises, Inc.                                      400       4,775
Apollo Group, Inc.-- Class A(1)                               100       2,794
Apple Computer, Inc.(1)                                       200       8,812
Applebee's International, Inc.                                100       2,950
Applied Materials, Inc.(1)                                    700      38,456
Arabian Shield Development Co.(1)                             100         109
Arch Chemicals                                                 50       1,153
Arch Coal, Inc.                                               200       2,925
Archer-Daniels-Midland Co.                                  1,025      15,375
Archstone Communities Trust                                   300       6,750
Arden Realty Group                                            100       2,556
Area Bankshares Corp.                                         200       4,950
Argonaut Group, Inc.                                          100       2,688
Arnold Industries, Inc.                                       100       1,650
Arrow Electronics, Inc.(1)                                    200       3,475
Arrow Financial Corp.                                         200       5,350
Arrow International, Inc.                                     100       2,537
Artesian Resources Corp-- Class A                             100       2,162
Artesyn Technologies, Inc.(1)                                 200       4,225
Asarco, Inc.                                                  200       3,212
Ascend Communications, Inc.(1)                                400      37,075
Ashland                                                       100       4,075
Aspen Technology, Inc.(1)                                     100       1,044
Associated Banc Corp.                                         100       3,462
Associated Estates Realty Corp.                               200       2,287
Associated Group, Inc.(1)                                     100       6,500

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
Associates First Capital Corp.-- Class A                    1,324    $ 54,284
Astoria Financial Corp.                                       100       4,500
At Home Corp. Series A(1)                                     200      25,350
AT&T Corp.                                                  5,738     318,459
Atlantic Coast Airlines, Inc.(1)                              100       1,750
Atlantic Richfield Co.                                        600      50,212
Atlas Air, Inc.(1)                                            100       2,687
Atmel Corp.                                                   200       3,950
Atrion Corp.(1)                                               300       2,850
Authentic Fitness Corp.                                       100       1,644
Autodesk, Inc.                                                100       2,762
Automatic Data Processing, Inc.                             1,100      45,306
Automobile Protection Corp.                                   100       1,025
Autonation(1)                                                 800      13,100
Autozone, Inc.(1)                                             300       8,681
Avalonbay Communities, Inc.                                   100       3,537
Avery Dennison                                                200      11,975
Avid Technology, Inc.(1)                                      100       1,625
Avis Rent A Car, Inc.                                         100       2,869
Avista Corp.                                                  100       1,806
Aviva Petroleum, Inc.(1)                                      500         881
Avnet, Inc.                                                   100       4,356
Avondale Industries, Inc.(1)                                  100       3,650
Avon Products, Inc.                                           500      24,719
AVT Corp.(1)                                                  100       3,337
Avx Corp.                                                     200       4,087
Aztec Manufacturing Co.                                       100       1,006
Aztec Technology Partners(1)                                   20          49
Baker Hughes, Inc.                                            570      17,741
Baldor Electric Co.                                           200       3,850
Ball Corp.                                                    100       4,869
Ballard Medical Products(1)                                   100       2,375
Bancwest Corp.                                                100       3,800
Bank of America                                             3,123     202,019
Bank of South Carolina                                        100       1,525
Bank One Corp                                               2,136     120,817
BankBoston Corp.                                              500      23,687
Bankers Trust New York Corp.                                  200      18,512
Bard, C.R. , Inc.                                             100       4,569
Barnes & Noble, Inc.(1)                                       100       2,819
Barnett, Inc.(1)                                              100         925
Barr Laboratories, Inc.(1)                                    100       3,294
Bassett Furniture Industries, Inc.                            200       4,800
Bausch & Lomb, Inc.                                           100       7,637
Baxter International, Inc.                                    500      32,281
BB&T Corp.                                                    600      21,900
Bea Systems, Inc.(1)                                          200       4,075
Bear Stearns Co., Inc.                                        210       9,319

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                       May 31, 1999


                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
BEC Energy Holding Co.                                        100     $ 4,400
Beckman Coulter                                               100       5,075
Becton, Dickinson & Co.                                       400      15,500
Bed, Bath & Beyond, Inc.(2)                                   200       6,837
Bell Atlantic Corp.                                         2,800     153,300
Bell Industries, Inc.                                         100       1,025
BellSouth Corp.                                             3,500     165,156
Belo, (A.H.) Corp.-- Class A                                  200       4,412
Bemis Co., Inc.                                               100       3,775
Bergen Brunswig Corp.                                         400       8,800
Beringer Wine Estates Holdings, Inc.(1)                       100       4,062
Berkshire Hathaway-- Class A(1)                                 2     144,000
Berkshire Hathaway, Inc.-- Class B(1)                          20      46,360
Best Buy Co., Inc.(1)                                         400      18,200
Bestfoods                                                     500      25,000
Bethlehem Steel Corp.                                         100         831
Beverly Enterprises, Inc.(1)                                  100         725
Beyond.com(1)                                                 100       2,125
BI, Inc.(1)                                                   100         912
Biogen, Inc.(1)                                               100      10,912
Biomet, Inc.(1)                                               200       7,987
Bisys Group, Inc.(1)                                          100       5,491
BJ Services Co.(1)                                            200       5,512
BJ's Wholesale Club, Inc.(1)                                  100       2,600
Black & Decker Corp.                                          100       5,694
Blonder Tongue Laboratories, Inc.(1)                          100         662
Blount International, Inc.-- Class A                          100       2,787
Blyth Industries, Inc.(1)                                     100       2,800
BMC Software, Inc.(1)                                         400      19,775
Bob Evans Farms, Inc.                                         200       3,850
Boeing Co.                                                  1,700      71,825
Boise Cascade Corp.                                           100       3,962
Boise Cascade Office Products Corp.(1)                        200       2,387
Borders Group, Inc.(1)                                        100       1,712
Boston Properties, Inc.(1)                                    100       3,594
Boston Scientific Corp.(1)                                    700      26,556
Bowater, Inc.                                                 100       5,150
Brady (W. H.) Co.-- Class A                                   100       2,506
Brandywine Realty Trust                                       200       3,887
Brightpoint, Inc.(1)                                          300       1,706
Brinker International, Inc.(1)                                100       2,806
Bristol Hotel & Resorts, Inc.(1)                               50         403
Bristol-Myers Squibb Co.                                    3,500     240,188
Brooke Group, Ltd.(1)                                         100       2,425
Brookstone, Inc.(1)                                           200       3,062
Brown Shoe Company, Inc.                                      200       3,800
Brown-Forman Corp.-- Class B                                  100       6,669
Browning-Ferris Industries, Inc.                              300      12,450

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
Brunswick Corp.                                               200     $ 4,800
Brush Wellman, Inc.                                           100       1,694
BT Financial Corp.                                            100       2,700
Buckeye Technology, Inc.(1)                                   100       1,631
Burlington Industries, Inc.(1)                                300       2,944
Burlington Northern Corp.                                     800      24,800
Burlington Resources, Inc.                                    300      12,881
Burnham Pacific Properties, Inc.                              100       1,106
Bush Boake Allen, Inc.(1)                                     200       5,762
Butler Manufacturing Co.                                      100       2,812
BWAY Corp.(1)                                                 100       1,425
Cabletron Systems, Inc.(1)                                    200       2,975
Cablevision Systems Corp.-- Class A(1)                        200      15,775
Cabot Corp.                                                   100       2,362
Cabot Industrial Trust                                        400       8,600
Cadence Design Systems, Inc.(1)                               400       5,150
California Water Service Group                                100       2,600
Callaway Golf Co.                                             100       1,644
Callon Petroleum Co.(1)                                       300       3,225
Calpine Corp.(1)                                              100       5,419
Cambrex Corp.                                                 100       2,250
Cambridge Technology Partners(1)                              100       1,700
Campbell Soup                                                 800      35,300
Capital One Financial Corp.                                   100      15,069
Capitol Transamerica Corp.                                    100       1,500
Capstar Broadcasting Corp.(1)                                 100       2,512
Caraustar Industries, Inc.                                    100       2,637
Cardinal Health, Inc.                                         524      31,636
Carematrix, Inc.(1)                                           200       2,962
Caribiner International, Inc.(1)                              100         537
Carlisle Companies, Inc.                                      100       4,675
Carnival Corp.-- Class A                                    1,100      45,100
Carolina First Corp.                                          100       2,744
Carolina Power & Light Co.                                    300      13,125
Carpenter Technology Corp.                                    100       2,850
Carramerica Realty Corp.                                      100       2,494
Carter-Wallace, Inc.                                          300       5,419
Cascade Corp.                                                 400       5,400
Cascade Financial Corp                                        100       1,650
Cascade Natural Gas Corp.(1)                                  200       3,362
Case Corp.                                                    100       4,700
Casella Waste Systems, Inc.(1)                                100       1,969
Casey's General Stores, Inc.                                  100       1,344
Cash America International, Inc.                              300       3,806
Castle Energy Corp.                                           100       1,812
Catalina Marketing Corp.(1)                                   100       8,856
Catellus Development Corp.(1)                                 200       3,075
Caterpillar, Inc.                                             600      32,925

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                       May 31, 1999


                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Cathay Bancorp, Inc.                                          100     $ 3,512
Cbrl Group                                                    100       1,731
CBS Corp.(1)                                                1,300      54,275
Ccb Financial Corp.                                           200      10,787
CDI Corp.(1)                                                  100       3,237
CDW Computer Centers(1)                                       200       8,700
Cedar Fair                                                    100       2,494
CellStar Corp.                                                300       2,344
Cendant Corp.(1)                                            1,440      26,550
Centennial Cellular                                           100       4,581
Centex Corp.                                                  100       3,706
Centigram Communications Corp.(1)                             400       3,850
Centocor, Inc.(1)                                             100       4,344
Central & South West Corp.                                    400      10,300
Central Hudson Gas & Electric Corp.                           100       4,219
Centura Banks, Inc.                                           100       5,831
Century Communications Corp.-- Class A(1)                     100       5,325
Centurytel, Inc.                                              225       8,620
Ceridian Corp.                                                300       9,900
CH Robinson Worldwide                                         100       3,231
Champion Enterprises, Inc.(1)                                 100       2,044
Champion International Corp.                                  200      10,250
Chancellor Media Corp.(1)                                     300      15,244
Charles Schwab Corp.                                          750      79,359
Charter One Financial                                         310       8,816
Chase Industries, Inc.(1)                                     100         837
Chase Manhattan Corp.                                       1,500     108,750
Cheap Tickets, Inc.(1)                                        100       3,150
Checkfree Holdings, Corp.(1)                                  300      14,119
Checkpoint System, Inc.(1)                                    200       1,825
Cheesecake Factory, Inc.                                       50       1,381
Chesapeake Corp.                                              100       3,606
Chevron Corp.                                               1,100     101,956
Children's Comprehensive Services, Inc.                       200       1,225
Children's Place Retail Stores, Inc.(1)                       100       3,894
Chiquita Brands International, Inc.                           100         806
Chiron Corp.(1)                                               300       6,337
Choice Hotels Corp, Inc.(1)                                   300       4,669
Chris-Craft Industries, Inc.                                  103       4,751
CIENA Corp.(1)                                                200       5,750
Cigna Corp.                                                   400      37,300
Cincinnati Bell, Inc.                                         200       4,837
Cincinnati Financial Corp.                                    300      12,356
Cinergy                                                       300      10,237
Cintas Corp.                                                  200      12,700
Circuit City Stores, Inc.                                     200      14,362
Circus Circus Enterprises, Inc.(1)                            300       6,337
Cirrus Logic(1)                                               400       3,000

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                      2,775    $302,128
CIT Group, Inc.-- Class A                                     300       8,700
Citation Corp.                                                100       1,344
Citigroup                                                   4,039     267,584
Citizens First Financial Corp.(1)                             200       2,875
Citizens Utilities Co.-- Class B                              500       4,781
Citrix Systems, Inc(1)                                        200       9,887
City National Corp.                                           100       3,937
CKE Restaurants, Inc.                                         110       2,021
Claire's Stores, Inc.                                         100       2,925
Clayton Homes, Inc.                                           225       2,573
Clear Channel Communications, Inc.                            731      48,292
CLECO Corp.                                                   100       3,306
Clorox Co.                                                    234      23,619
CMG Information Services(1)                                   400      41,450
CMS Energy Corp.                                              200       9,300
Cna Financial Corp.                                           300      13,031
CNA Surety Corp.                                              200       2,900
Cnb Bancshares, Inc.                                          205       8,841
Cnet, Inc.                                                    100      10,825
CNF Transportation                                            100       4,150
Coastal Corp.                                                 400      15,425
Coca-Cola Co.                                               4,400     300,575
Coca-Cola Enterprises, Inc.                                   800      29,000
Colgate-Palmolive Co.                                         500      49,937
Colonial Bancgroup                                            200       2,575
Colonial Properties Trust                                     100       2,806
Coltec Industries(1)                                          200       4,000
Columbia Energy Group                                         150       8,025
Columbia/HCA Healthcare                                     1,100      25,919
Columbus McKinnon Corp.                                       100       2,487
Comair Holdings, Inc.                                         150       2,841
Comarco, Inc.(1)                                              100       1,969
Comcast Corp.-- Class A Special                             1,400      53,900
Comdisco, Inc.                                                300       7,312
Comerica, Inc.                                                250      15,109
Comfort Systems USA, Inc.(1)                                  200       3,150
Commerce Bancorp, Inc.                                          6         241
Commerce Bancshares, Inc.                                     105       4,325
Commercial Federal Corp.(1)                                   200       4,562
Commercial Net Lease Realty                                   200       2,637
Commonwealth Energy System                                    100       4,238
Commonwealth Telephone Enterprises, Inc.                      100       3,937
Communications Systems, Inc.                                  200       2,675
Community Banks, Inc.                                         157       3,336
Compaq Computer Corp.                                       2,989      70,802
Compass Bancshares, Inc.                                      250       7,398
CompUSA, Inc.(1)                                              200       1,612

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                       May 31, 1999


                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Computer Associates International, Inc.                       950    $ 44,947
Computer Sciences Corp.(1)                                    300      19,406
Compuware Corp.(1)                                            600      18,637
Comsat                                                        100       3,262
Comverse Technology                                           150      10,134
Conagra, Inc.                                                 900      23,456
Concepts Direct, Inc.(1)                                      100         925
Concord Communications, Inc.(1)                               100       4,450
Concord EFS, Inc.                                             250       8,469
Conectiv, Inc.                                                175       4,222
Conexant Systems(1)                                           150       5,812
Conning Corp.                                                 200       3,412
Conoco, Inc.                                                  300       8,137
Conseco, Inc.                                                 583      17,818
Consolidated Edison                                           400      19,425
Consolidated Graphics, Inc.(1)                                100       4,612
Consolidated Natural Gas Co.                                  200      11,887
Consolidated Press, Inc.                                      100       2,775
Consolidated Products, Inc.(1)                                125       2,312
Consolidated Stores Corp.(2)                                  182       6,256
Constellation Energy Group                                    300       9,356
Continental Airlines, Inc.-- Class B(1)                       100       3,925
Convergys Corp.                                               400       7,050
Cooper Cameron Corp.(1)                                       100       3,619
Cooper Industries, Inc.(1)                                    200       9,912
Cooper Tire & Rubber Co.                                      100       2,375
Coors (Adolph) Co.-- Class B                                  100       4,750
Copart, Inc.(1)                                               200       3,650
Cordant Technologies                                          100       4,850
Cornerstone Properties, Inc.                                  200       3,312
Corning, Inc.                                                 400      21,850
Corporate Express, Inc.(1)                                    200       1,312
Corrpro Companies, Inc.                                       100         994
Costco Companies, Inc.(1)                                     400      29,000
Costilla Energy, Inc.(1)                                      400         125
Coulter Pharmaceutical, Inc.(1)                               200       5,200
Countrywide Credit Industries, Inc.                           200       8,225
Covance, Inc.(1)                                              100       2,119
Covenant Transport, Inc.-- Class A(1)                         100       1,200
Cox Communications(1)                                       1,000      39,062
Cox Radio, Inc.-- Class A(1)                                  100       5,344
CPB, Inc.                                                     300       6,375
CPI Corp.                                                     100       3,150
Craig Corp.(1)                                                100         756
Crane Co.                                                     150       4,509
Credit Acceptance Corp.(1)                                    100         600
Crescent Real Estate Co.                                      200       4,612
Crestline Capital Corp.(1)                                     40         647

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
Crompton & Knowles Corp.                                      100     $ 1,806
Cross (A.T.) Co.-- Class A                                    100         625
Cross Timbers Oil Co.                                         100       1,081
Crown Cork & Seal Co., Inc.(1)                                200       6,275
Crystal Oil Co.(1)                                            100       3,237
CSG Systems International, Inc.(1)                            200       6,387
CSK Auto Corp.(1)                                             100       2,800
CSS Industries, Inc.(1)                                       100       2,700
CSX Corp.                                                     400      18,775
Culp, Inc.                                                    100         825
Cummins Engine Co., Inc.                                      100       5,062
Cutter & Buck, Inc.                                           100       2,962
CVS Corp                                                      662      30,452
Cyberian Outpost(1)                                           100       1,144
Cymer, Inc.(1)                                                300       5,494
Cypress Semiconductor Corp.(1)                                100       1,112
Cyprus AMAX Minerals                                          300       3,769
Cytec Industries, Inc.(1)                                     200       5,487
Cytyc Corp.(1)                                                100       2,075
D & K Healthcare Resources(1)                                 100       2,363
D.R. Horton, Inc.                                             100       1,700
Daily Journal Corp.(1)                                        100       3,700
Dain Rauscher Corp.                                           100       5,206
Daisytek International Corp.(1)                               200       3,200
Dana Corp.                                                    285      14,713
Danaher Corp.                                                 200      12,087
Darden Restaurants, Inc.                                      200       4,262
Data Dimensions, Inc.(1)                                      200         800
Data Transmission Network Corp.(1)                            100       2,231
Davel Communications                                          100         606
Davox Corp.(1)                                                100         837
Dawson Geophysical Co.(1)                                     100       1,075
Dayton Hudson Corp.                                           800      50,400
Dean Foods Corp.                                              100       3,750
Deere & Co.                                                   400      15,225
Delia's, Inc.(1)                                              100       1,325
Dell Computer Corp.                                         4,500     154,969
Delphi Automotive Systems(1)                                1,540      30,222
Delta & Pine Land Co.                                         100       2,931
Delta Air Lines, Inc.                                         300      17,212
Deluxe Corp.                                                  100       3,606
Dentsply International(1)                                     100       2,700
Department 56, Inc.(1)                                        100       3,319
DeVry, Inc.                                                   200       4,450
Dial Corp.                                                    200       6,250
Diamond Offshore Drilling, Inc.                               200       5,450
Diebold, Inc.                                                 100       2,812
DII Group, Inc.(1)                                            100       3,294

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                       May 31, 1999


                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Dillards, Inc.-- Class A                                      200     $ 7,025
Dime Bancorp, Inc.                                            200       4,075
Dole Food, Inc.                                               100       3,069
Dollar General Corp.                                          351       9,330
Dollar Tree Stores, Inc.                                      100       3,362
Dominion Resources, Inc.                                      300      12,956
Donaldson, Lufkin & Jenrette, Inc.                            200      13,400
Donnelly Corp.-- Class A                                      200       3,275
Doubleclick                                                   100       9,744
Dover Corp.                                                   400      15,075
Dow Chemical Co.                                              400      48,600
Dow Jones & Co., Inc.                                         200      10,500
DPL, Inc.                                                     300       5,419
Dqe, Inc.                                                     100       4,275
Dress Barn, Inc.(1)                                           200       2,937
DST Systems(1)                                                200      10,800
DTE Energy Co.                                                300      13,069
Duke Energy Co.                                               600      36,188
Duke Realty Investments, Inc.                                 100       2,312
Dun & Bradstreet                                              300      10,500
Dupont, (E.I.) de Nemours & Co.                             2,000     130,875
Dura Automotive Systems, Inc.(1)                               34       1,011
Dura Pharmaceutical, Inc.(1)                                  200       2,075
Dynegy, Inc.                                                  300       5,194
E Trade Group, Inc.(1)                                        400      17,800
E-Tek Dynamics(1)                                             100       3,625
Earthgrains Co.                                               100       2,344
Earthlink Network, Inc.(1)                                    100       5,350
Earthshell Container Common(1)                                200       1,500
Eastern Enterprises                                           100       3,469
Eastman Chemical Co.                                          100       5,062
Eastman Kodak Co.                                             600      40,575
Eaton Corp.                                                   100       8,719
Ebay                                                          200      35,437
Echostar Communications Corp.(1)                              100      11,475
Ecolab, Inc.                                                  200       8,500
Edison International, Inc.                                    600      16,500
El Paso Energy Corp.                                          200       7,212
Electro Scientific Industries, Inc.(1)                        100       3,750
Electronic Arts(1)                                            100       4,894
Electronic Data Systems Corp.                                 900      50,625
Electronics For Imaging(1)                                    100       4,906
Eli Lilly & Co.                                             2,000     142,875
EMC Corp.(1)                                                  900      89,662
Emerson Electric Co.                                          800      51,100
Emmis Communication-- Class A(1)                              100       4,675
Energy East Corp                                              200       5,550
Energy Research Corp.                                         100       1,250

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
Engelhard Corp.                                               200     $ 4,050
Enron Corp.                                                   600      42,825
Enron Oil & Gas Co.                                           200       3,812
Ensco International, Inc.                                     200       3,550
Entergy                                                       400      12,975
Equifax, Inc.                                                 300      10,800
Equitable Companies, Inc.                                     400      28,075
Equity Office Properties Trust                                500      14,125
Equity Residential Properties Trust                           200       9,587
Erie Indemnity Company                                        100       2,712
Escalade                                                      100       1,600
Estee Lauder Co.-- Class A                                    100       9,125
Evans & Sutherland Computer Corp.(1)                          100       1,575
Evercell(1)                                                    33         184
Everest Reinsurance Holdings, Inc.                            200       6,575
Evergreen Resources, Inc.(1)                                  200       4,450
Excel Technology, Inc.(1)                                     100       1,250
Excelsior-Henderson Motorcycle(1)                             100         612
Excite, Inc.(1)                                               200      26,600
Expeditors International of Washington                        100       5,562
Express Scripts, Inc.(1)                                      100       7,012
Extended Stay America, Inc.(1)                                100       1,062
Exxon Corp.                                                 4,400     351,450
F & M National Corp.                                          100       2,994
Fair, Issac & Co., Inc.                                       100       3,275
Family Dollar Stores, Inc.                                    300       6,694
Fannie Mae                                                  1,900     129,200
Fastenal Co.                                                  100       5,125
FBL Financial Group, Inc.-- Class A                           100       2,006
FDX Corp.                                                     600      33,037
Federal Home Loan Mortgage Corp.                            1,200      69,975
Federal-Mogul Corp.                                           100       4,613
Federated Department Stores(1)                                400      21,800
Federated Investors, Inc.-- Class B                           200       3,500
Felcor Lodging Trust, Inc.                                    168       3,811
Ferro Corp.                                                   100       2,906
Fifth Third Bancorp                                           500      34,094
FileNet Corp.(1)                                              600       5,925
Financial Security Assurance Holdings, Ltd.                   200      11,350
Finova Group, Inc.                                            100       4,781
First American Corp.                                          200       8,162
First American Financial Corp.                                100       1,644
First Data Corp.                                              800      35,950
First Financial Bancorp                                       220       5,225
First Financial Corp.-- Indiana                               100       3,750
First Financial Corp. / RI                                    100       1,200
First Health Group Corp.                                      400       8,100
First Security Corp.                                          300       5,681

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                       May 31, 1999


                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
First Tennessee National Corp.                                200     $ 8,237
First Union Corp.                                           1,782      82,083
First United Corp                                             100       1,544
First Virginia Banks, Inc.                                    100       4,969
First Washington Realty Trust                                 300       6,525
Firstar Corp.                                               1,384      39,877
Firstenergy Corp.                                             400      12,725
Firstmerit Corp.                                              100       2,731
Fiserv, Inc.(2)                                               225       8,437
Flagstar Bancorp, Inc.                                        100       2,350
Fleet Financial Group, Inc.                                 1,000      41,125
Florida Progress Corp.                                        200       8,387
Flowers Industries, Inc.                                      200       4,450
Flowserve Corp.                                               100       2,050
Fluor Corp.                                                   100       3,725
Flushing Financial Corp.                                      150       2,212
FMC Corp.(1)                                                  100       6,619
Food Lion, Inc.-- Class A                                     700       7,744
Foodmaker, Inc.(1)                                            200       5,400
Ford Motor Co.                                              2,200     125,537
Fore Systems, Inc.(1)                                         200       6,875
Forest Laboratories, Inc.(1)                                  100       4,762
Forrester Research, Inc.(1)                                   100       3,200
Fort James Corp.                                              200       7,325
Fortune Brands, Inc.                                          300      12,262
Fossil, Inc.(1)                                               100       4,194
Foster Wheeler Corp.                                          200       2,750
Foundation Health Systems, Inc.(1)                            200       3,575
Fountain Powerboat Industries, Inc.(1)                        100         400
Fox Entertainment Group(1)                                    200       5,100
Fpl Group, Inc.                                               300      17,456
Franchise Finance Corp. REIT                                  100       2,462
Franklin Resources, Inc.                                      500      21,750
Freedom Securities Corp.                                      100       1,737
Freeport-McMoran Copper & Gold,-- Class B(1)                  200       2,825
Fremont General Corp.                                         200       4,237
French Fragrances, Inc.(1)                                    400       3,037
Friedmans, Inc.-- Class A                                     100         900
Frisch's Restaurants, Inc.                                    100       1,025
Frontier Corp.                                                300      15,787
Fruit of The Loom, Inc.-- Class A(1)                          100       1,031
Fuller (H.B.) Co.                                             100       6,350
Fulton Financial Corp.                                        110       2,351
Funco, Inc.(1)                                                200       4,350
Furniture Brands International, Inc.(1)                       100       2,425
Galileo International, Inc.                                   200       9,000
Gannett Company, Inc.                                         500      36,125
Gap, Inc.                                                   1,050      65,691

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
Gartner Group,-- Class A(1)                                   100     $ 2,300
Gateway 2000, Inc.(1)                                         300      18,244
GATX Corp.                                                    100       3,881
Gaylord Entertainment Co.                                     100       3,106
GBC Bancorp                                                   200       3,700
Geltex Pharmaceuticals, Inc.(1)                               100       1,700
GenCorp, Inc.                                                 100       2,444
General Cable Corp.                                           100       1,519
General Cigar Holdings, Inc.(1)                               100         800
General Dynamics Corp.                                        200      13,150
General Electric Co.                                        5,900     599,956
General Growth Properties, Inc.                               100       3,844
General Instrument Corp.(1)                                   300      11,606
General Mills, Inc.                                           300      24,112
General Motors Corp.                                        1,200      82,800
General Motors Corp.-- Class H(1)                             200      10,975
General Nutrition Companies, Inc.(1)                          100       1,656
General Semiconductor, Inc.(1)                                700       5,425
Genesys Telecom Labs, Inc.(1)                                 100       2,312
Genentech, Inc. Special Common(1)                             200      17,512
Genrad, Inc.(1)                                               200       3,650
Gentex Corp.(1)                                               100       3,003
Genuine Parts Co.                                             200       6,737
Genzyme Corp.(1)                                              100       4,056
Genzyme-Molecular Oncology(1)                                  10          36
Geocities(1)                                                  100      10,012
Geon Co.                                                      100       3,012
Georgia Pacific Timber Group                                  100       2,681
Georgia-Pacific Corp.                                         200      17,287
Geotel Communications Corp.(1)                                200      11,100
Giant Industries, Inc.                                        200       2,112
Gilead Sciences, Inc.(1)                                      100       4,362
Gillette Co.                                                2,000     102,000
Glacier Bancorp                                               121       2,428
Glatfelter (P.H.) Co.                                         100       1,331
Glenborough Realty Trust, Inc.                                100       1,831
Glimcher Realty Trust                                         200       3,387
Global Industrial Technologies, Inc.(1)                       100       1,244
Global Marine, Inc.(1)                                        300       4,219
Global Telesystems Group, Inc.(1)                             100       7,600
Golden State Bancorp, Inc.(1)                                 200       4,912
Golden State Bancrp-Litigation Warr                           100         169
Golden West Financial Corp.                                   100       9,487
Goodrich (B.F.) Co.                                           110       4,455
Goodyear Tire & Rubber Co.                                    300      17,906
GPU, Inc.                                                     200       8,712
Graco, Inc.                                                   100       3,269
Grainger (W.W.), Inc.                                         200      10,612

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                       May 31, 1999


                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Great Atlantic & Pacific Tea Co., Inc.                        100     $ 3,275
Great Lakes Chemical Corp.                                    100       4,519
Great Plains Software, Inc.                                   100       3,769
Green Mountain Power Corp.                                    100       1,037
GreenPoint Financial Corp.                                    200       6,900
Greif Brothers Corp.-- Class A                                100       2,575
Griffin Land & Nurseries, Inc.-- Class A                      200       2,175
GTE Corp.                                                   1,700     107,206
Guidant Corp.                                                 500      25,000
Gulfstream Aerospace Corp.                                    100       6,175
H & R Block, Inc.                                             200       9,637
Hach Co.                                                      100       1,737
Haggar Corp.                                                  200       2,525
Halliburton Co.                                               800      33,100
Hallmark Capital Corp.                                        200       2,375
Hallwood Group, Inc.                                          200       3,925
Halter Marine Group, Inc.(1)                                  100         737
Hannaford Brothers, Co.                                       100       5,200
Harcourt General, Inc.                                        100       4,919
Harley-Davidson, Inc.                                         300      15,319
Harman International Industries, Inc.                         100       4,437
Harnischfeger Industries, Inc.                                200       1,437
Harrah's Entertainment(1)                                     200       4,325
Harris Corp.                                                  200       7,562
Harsco Corp.                                                  100       3,262
Harte-Hank Communications, Inc.                               100       2,275
Hartford Financial Services Group, Inc.                       400      25,300
Hartford Life, Inc.-- Class A                                 100       4,750
Hasbro, Inc.                                                  300       8,587
Hayes Lemmerz International, Inc.                             100       3,300
Hcr Manor Care                                                200       5,350
Health Care REIT                                              100       2,475
Health Management Associates, Inc.(1)                         350       4,550
Healtheon Corp.                                               100       8,900
Healthplan Services Corp.                                     300       2,662
Healthsouth Corp.                                             700       9,362
Hearst-Argyle Television                                      100       2,475
Heartland Express, Inc.(1)                                    300       4,594
Hector Communications Corp.(1)                                200       1,875
Heilig-Meyers Co.                                             400       2,775
Heinz, (H.J.) Co.                                             600      28,988
Helix Technology Corp.                                        200       3,412
Helmerich and Payne                                           200       4,662
Herbalife International, Inc.-- Class A                       200       2,200
Hercules, Inc.                                                200       6,987
Herman Miller, Inc.                                           100       2,019
Hershey Foods Corp.                                           300      16,275
Hertz Corp.-- Class A                                         100       5,494

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                         1,800    $169,762
Hexcel Corp.(1)                                               300       3,206
Hibernia Corp.-- Class A                                      200       2,850
Hickory Tech Corp.                                            100       1,075
Highwoods Properties, Inc.                                    100       2,631
Hillenbrand Industries, Inc.                                  100       4,194
Hilton Hotels Corp.                                           400       5,500
Hollinger International                                       200       2,775
Holly Corp.                                                   100       1,275
Hollywood Park, Inc.(1)                                       100       1,444
Home Depot, Inc.                                            2,600     147,875
Homegold Financial                                            100         162
Homestake Mining Co.                                          300       2,344
Hon Industries, Inc.                                          100       2,437
Honeywell, Inc.                                               200      18,925
Horizon Financial Corp.                                       200       2,712
Horizon Group Properties, Inc.                                 20          77
Hormel Foods Corp.                                            100       3,962
Host Marriott Corp.(1)                                        400       5,000
Household International, Inc.                                 906      39,298
Howmet International, Inc.(1)                                 100       1,775
Hrpt Properties Trust                                         200       3,062
Hubbell, Inc.-- Class B                                       100       4,187
Hudson United Bancorp                                         100       3,062
Huffy Corp.                                                   100       1,344
Humana, Inc.                                                  300       3,769
Huntington Bancshares, Inc.                                   410      14,196
Hutchinson Technology, Inc.(1)                                100       2,325
Hvide Marine, Inc.-- Class A                                  100         184
Hyperion Software Corp.(1)                                    100       1,556
I2 Technologies, Inc.                                         200       6,325
Ibp, Inc.                                                     200       4,287
ICG Communications, Inc.                                       31         591
ICN Pharmaceuticals, Inc.                                     200       6,575
ICOS Corp.(1)                                                 100       4,381
IDT Corp.(1)                                                  200       4,425
Idx Systems Corp.                                             100       2,387
Ikon Office Solutions, Inc.                                   200       2,787
Il Fornaio (America) Corp.(1)                                 300       4,050
Illinois Tool Works, Inc.                                     400      30,700
Illinova Corp.                                                100       2,719
IMC Fertilizer Group, Inc.                                    200       4,187
Immunex Corp.(1)                                              100      13,112
Impath, Inc.(1)                                               100       2,762
Ims Health                                                    600      14,775
Independence Holding Co.                                      100       1,075
Independent Bank Corp.                                        157       2,669
Indymac Mortgage Holdings, Inc.                               100       1,481

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                       May 31, 1999


                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Information Resources, Inc.(1)                                100      $  850
Informix Corp.(1)                                             300       1,997
Infoseek Corp.(1)                                             100       4,187
Ingersoll-Rand Co.                                            300      19,106
Ingles Market, Inc.-- Class A                                 100       1,225
Inhale Therapeutic Systems(1)                                 100       2,650
Inktomi Corp.                                                 100      10,300
Innovex, Inc.                                                 100       1,337
Input/Output, Inc.(1)                                         100         850
Insignia Financial Group(1)                                   133       1,629
Integrated Electrical Services(1)                             100       1,506
Intel Corp.                                                 6,000     324,375
Interface, Inc.-- Class A                                     200       1,550
Intermedia Communications of Florida, Inc.                    200       5,062
International Bancshares Corp.                                100       4,694
International Business Machines Corp.                       3,200     372,200
International Flavors & Fragrances, Inc.                      100       4,112
International Game Technology                                 200       3,525
International Home Foods, Inc.(1)                             200       3,200
International Network Services(1)                             150       5,606
International Paper Co.                                       748      37,400
International Specialty Products(1)                           200       1,875
Interpool, Inc.                                               200       2,512
Interpublic Group of Cos., Inc.                               200      15,150
Interstate Bakeries                                           100       2,187
Intimate Brands                                               400      20,725
International Integration                                     100       1,906
Intrav, Inc.                                                  100       1,750
Intuit(1)                                                     200      16,275
Invacare Corp.                                                100       2,494
Investors Title Co.                                           100       2,000
Iomega Corp.(1)                                               300       1,369
Ipalco Enterprises, Inc.                                      200       4,937
IRT Property Co.                                              100         969
Irvine Apartments Communities                                 100       3,375
Irwin Financial Corp.                                         100       2,312
Itron, Inc.(1)                                                300       2,494
ITT Industries(1)                                             200       7,550
Ivax Corp.(1)                                                 400       5,475
IXC Communications, Inc.(1)                                   100       3,600
J. D. Edwards & Co.(1)                                        200       3,844
J.C. Penney Co., Inc.                                         500      25,844
Jabil Circuit, Inc.                                           200       9,650
Jacobs Engineering Group, Inc.(1)                             100       3,719
JDN Realty Corp.                                              100       2,187
Jefferson-Pilot Corp.                                         150      10,153
JLG Industries, Inc.                                          300       5,794
Jlm Industries, Inc.(1)                                       100         462

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
Jo-Ann Stores, Inc.-- Class A                                 300     $ 5,044
Johns Manville Corp.                                          200       2,625
Johnson & Johnson                                           2,400     222,300
Johnson Controls, Inc.                                        200      12,612
Johnstown American Industries, Inc.(1)                        100       1,575
Jones Apparel Group, Inc.(1)                                  200       6,150
Jones Intercable, Inc.-- Class A(1)                           100       5,350
Justin Industries, Inc.                                       200       2,687
K-V Pharmaceutical Co.-- Class A(1)                           100       1,681
Kaiser Aluminum & Chemical Corp.(1)                           100         875
Kaman Corp.-- Class A                                         200       2,650
Kansas City Power & Light Co.                                 100       2,781
Kansas City Southern Industries                               200      11,250
Kaufman & Broad Home Corp.                                    100       2,412
Kaydon Corp.                                                  100       3,331
Keane, Inc.(1)                                                100       2,900
Keebler Foods Co.(1)                                          100       3,350
Kellogg Co.                                                   700      24,281
Kellwood Co.                                                  100       2,375
Kennedy-Wilson, Inc.                                          150       1,350
Kent Electronics Corp.(1)                                     200       2,612
Kerr-McGee Corp.                                              173       8,044
KeyCorp.                                                      800      27,800
Keyspan Energy Corp.                                          288       7,776
Keystone Financial, Inc.                                      100       3,203
Kilroy Realty Corp.                                           100       2,475
Kimball International, Inc.-- Class B                         200       3,600
Kimberly Clark Corp.                                        1,000      58,687
Kimco Realty Corp.                                            100       3,994
King Pharmaceuticals(1)                                       100       2,375
King World Productions, Inc.(1)                               100       3,337
Kitty Hawk, Inc.(1)                                           300       2,381
KLA Instruments Corp.(1)                                      100       4,550
Klamath First Bancorp, Inc.                                   200       3,175
Kmart Corp.(1)                                                800      12,300
KN Energy, Inc.                                               150       3,216
Knight-Ridder, Inc.                                           100       5,269
Knight/Trimark Group                                          200      11,200
Knoll, Inc.(1)                                                100       2,425
Kohls Corp.(1)                                                300      20,456
Kollmorgen Corp.                                              200       2,512
Kroger Co.(1)                                                 800      46,850
Labor Ready, Inc.                                             150       5,344
Laclede Gas Co.                                               200       4,412
Ladd Furniture, Inc.                                          200       4,075
Lafarge Corp.                                                 100      23,344
Lam Research Corp.(1)                                         200       5,550
Lamar Advertising Co.(1)                                      100       3,412

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                       May 31, 1999


                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Lancaster Colony Corp.                                        100     $ 3,341
Lance, Inc.                                                   100       1,456
Landry's Seafood Restaurants, Inc.(1)                         300       2,737
Lanvision Systems, Inc.(1)                                    100         137
Lason Holdings, Inc.(1)                                       100       3,831
Lawson Products, Inc.                                         100       2,475
Leap Wireless International(1)                                 25         437
Lear Corp.(1)                                                 100       4,919
Legato Systems, Inc.(1)                                       100       5,475
Legg Mason, Inc.                                              400      13,525
Leggett & Platt, Inc.                                         200       5,275
Lehman Brothers, Inc.                                         200      10,925
Lennar Corp.                                                  100       2,262
Leucadia National Corp.                                       100       2,087
Level 3 Communications, Inc.                                  600      47,100
Level 8 Systems, Inc.(1)                                      100         881
Level One Communications, Inc.(1)                             100       4,525
Leviathan Gas Pipeline Partners                               100       2,187
Lexmark International Group, Inc.-- Class A(1)                100      13,612
Lg&E Energy                                                   200       4,562
LHS Group, Inc.(1)                                            200       5,687
Liberty Financial Companies, Inc.                             200       5,225
Liberty Property Trust                                        100       2,412
Lifepoint Hospitals(1)                                         57         570
Ligand Pharmaceutical-- Class B(1)                            200       2,050
Limited, Inc.                                                 400      19,550
Lincare Holdings, Inc.                                        100       2,462
Lincoln National Corp.                                        200      20,350
Lindsay Manufacturer Co.(1)                                   150       2,644
Linear Technology Corp.                                       300      15,900
Linens `N Things, Inc.(1)                                     100       3,987
Lithia Motors(1)                                              200       3,787
Litton Industries, Inc.(1)                                    100       6,494
Liz Claiborne, Inc.                                           100       3,600
Lockheed Martin                                               700      28,306
Loews Corp.                                                   200      16,262
Logansport Financial Corp.                                    100       1,150
Longview Fibre Co.                                            100       1,356
Loral Space and Communications Ltd.(1)                        400       6,650
Louis Dreyfus Natural Gas Corp.(1)                            200       3,900
Louisiana-Pacific Corp.                                       200       4,050
Lowe's Cos., Inc.                                             700      36,356
LSI Logic Corp.                                               300      11,119
LTV Corp.                                                     100         612
Lubrizol Corp.                                                100       2,750
Lucent Technologies, Inc.                                   4,800     273,000
Lycos, Inc.(1)                                                100      10,050
Lyondell Petrochemical Co.                                    200       3,812

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
M.A. Hanna Co.                                                300     $ 4,425
Mack-Cali Realty Corp.                                        100       3,237
Macromedia, Inc.(1)                                           100       3,834
Magellan Petroleum Corp.(1)                                   200         256
Mahaska Investment                                            100       1,512
Mail-Well, Inc.(1)                                            100       1,481
Mallinckrodt Group, Inc.                                      100       3,463
Manitowoc Co., Inc.                                           150       5,100
Manpower, Inc.                                                100       2,300
Marine Drilling Companies, Inc.(1)                            200       2,875
Marine Transport Corp.                                         10          43
Mark IV Industries, Inc.                                      200       3,700
Marriott International-- Class A                              400      15,225
Marsh and McLennan                                            500      36,375
Marshall & Ilsley Corp.                                       200      14,000
Martin Marietta Materials, Inc.                               100       6,063
Masco Corp.                                                   600      17,138
Mascotech, Inc.                                               200       3,125
Matewan Bancshares                                            100       2,394
Matlack Systems, Inc.(1)                                      100         519
Mattel, Inc.                                                  820      21,679
Maverick Tube Corp.(1)                                        100       1,294
Maxim Integrated Products, Inc.(1)                            200      10,688
Maxwell Technologies, Inc.(1)                                 200       4,500
Maxxam, Inc.(1)                                               100       6,125
May Department Stores Co.                                     600      25,988
Mays (J.W.), Inc.(1)                                          100         700
Maytag Corp.                                                  200      14,113
MBIA, Inc.                                                    200      13,663
MBNA Corp.                                                  1,400      38,675
McClatchy Newspapers, Inc.                                    100       3,681
McCormick & Co., Inc.                                         100       3,038
McDermott International, Inc.                                 100       2,563
McDonald's Corp.                                            2,400      92,400
McGraw-Hill, Inc.                                             400      20,750
MCI Worldcom, Inc.(1)                                       3,229     278,905
McKesson Hboc                                                 459      15,635
McLeod, Inc.(1)                                               200      10,700
McMoran Exploration(1)                                        200       3,613
Men Corp.                                                     200       4,000
MDC Holdings, Inc.                                            100       1,975
MDU Resources Group, Inc.                                     150       3,431
Mead Corp.                                                    200       7,475
Meade Instruments Corp.                                       100       1,350
Mech Financial, Inc.                                          300      10,613
Mede America Corp.(1)                                         100       3,075
Media Arts Group, Inc.(1)                                     300       2,081
Medialink Worldwide(1)                                        100       1,600

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                       May 31, 1999


                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Mediaone Group                                              1,100    $ 81,263
Medical Assurance, Inc.(1)                                    100       2,794
Medimmune, Inc.(1)                                            100       6,363
Meditrust Corp. Paired Stock                                  255       3,538
Medtronic, Inc.                                             1,110      78,810
Melita International Corp.(1)                                 100       1,456
Mellon Bank Corp.                                           1,000      35,688
MemberWorks, Inc.(1)                                          100       4,525
Men's Wearhouse, Inc.(1)                                      100       2,553
Mentor Corp. MN                                               200       3,188
Mercantile BanCorp., Inc.                                     300      17,531
Mercantile Bankshares Corp.                                   100       3,594
Merchants New York Bancorp, Inc.                              200       6,800
Merck & Co., Inc.                                           4,300     290,250
Mercury General Corp.                                         100       3,606
Meredith Corp.                                                100       3,494
Meristar Hospitality Corp.                                    100       2,188
Meristar Hotels & Resorts, Inc.(1)                            100         431
Meritor Automotive, Inc.                                      100       2,438
Merrill Lynch & Co., Inc.                                     600      50,400
Merrimac Industries, Inc.(1)                                   10          70
Metamor Worldwide, Inc.(1)                                    100       2,738
Methode Electronics, Inc.-- Class A                           200       3,688
Metro Networks, Inc.(1)                                       100       5,563
Metro-Goldwyn-Mayer, Inc.                                     200       3,100
Metromedia Fiber Network, Inc.(1)                             200       8,075
Metzler Group, Inc.(1)                                        100       3,275
MGIC Investment Corp.                                         200       9,625
MGM Grand, Inc.(1)                                            133       5,586
Microage, Inc.(1)                                             200       1,119
Microchip Technology, Inc.(1)                                 100       4,388
Microfinancial                                                100       1,213
Micromuse, Inc.(1)                                            100       3,988
Micron Electronics, Inc.(1)                                   200       2,013
Micron Technology, Inc.(1)                                    400      15,175
Microsoft Corp.                                             9,000     726,188
Midamerican Energy Holdings                                   100       3,375
Midcoast Energy Resources, Inc.                                12         195
Middlesex Water Co.                                           100       2,369
Milacron                                                      100       2,131
Millennium Chemicals, Inc.                                    100       2,494
Millennium Pharmaceuticals(1)                                 100       3,788
MindSpring Enterprises, Inc.(1)                               100       7,400
Minerals Technologies, Inc.                                   100       5,325
MiniMed, Inc.(1)                                              200      11,813
Minnesota Mining & Manufacturing Co.                          700      60,025
Minnesota Power & Light Co.                                   200       4,300
Mips Technologies(1)                                          100       2,994

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
Mirage Resorts, Inc.(1)                                       300     $ 6,150
Mississippi Chemical Corp.                                    100         963
Mitchell Energy & Development Corp. --
 Class A                                                      200       3,200
MMC Networks, Inc.(1)                                         200       5,575
MMI Cos.                                                      200       3,450
Mobil Corp.                                                 1,400     141,750
Modacad1                                                      200       1,963
Modis Professional Services                                   200       2,950
Mohawk Industries, Inc.(1)                                    100       2,913
Molex, Inc.                                                   300       9,188
Momentum Business Applications(1)                               6          48
Mondavi (Robert) Corp.-- Class A(1)                           100       3,375
Monsanto Co.                                                1,100      45,650
Montana Power Co.                                             100       7,388
Morgan Stanley Dean Witter
  Discover & Co.                                            1,000      96,500
Morgan, (J.P.) & Co., Inc.                                    300      41,794
Morrison Health Care, Inc.                                    100       1,956
Morrison Knudsen Corp.(1)                                     200       1,988
Morton International, Inc. New                                200       7,800
Motivepower Industries, Inc.                                  150       2,541
Motorola, Inc.                                              1,100      91,094
MRV Communications, Inc.(1)                                   200       2,338
Msb Financial                                                 200       2,375
Murphy Oil Corp.                                              100       4,906
Myers Industries, Inc.                                        100       2,288
Mylan Laboratories                                            200       5,075
Myriad Genetics, Inc.(1)                                      200       2,075
Mystic Financial                                              100       1,150
Nabisco Holdings Corp.-- Class A                              200       8,375
Nabors Industries, Inc.(1)                                    200       4,000
Nalco Chemical Co.                                            100       3,350
Nash Finch Co.                                                300       2,813
National Bancorp Alaska, Inc.                                 300       8,250
National City Bankshares, Inc.                                220       5,555
National City Corp.                                           620      41,036
National Community Bancorp                                    200       4,688
National Data Corp.                                           100       4,706
National Fuel & Gas Co.                                       100       4,750
National Golf Properties                                      100       2,581
National Health Investors, Inc.                               100       2,344
National Semiconductor Corp.(1)                               200       3,875
National Service Industries, Inc.                             200       7,363
National Steel Corp.-- Class B                                400       3,050
Nautica Enterprises(1)                                        100       1,619
Navigant International, Inc.(1)                                10          81
Navistar International Corp.                                  100       4,938

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                       May 31, 1999


                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
NBTY, Inc.(1)                                                 200     $ 1,256
NCR Corp.(1)                                                  200       7,813
Neiman Marcus Group, Inc.(1)                                  100       2,756
Nelson (Thomas), Inc.                                         100         981
Neon Systems(1)                                               100       3,563
Network Appliance Corp.                                       200       9,431
Network Associates, Inc.                                      250       3,672
Nevada Power Co.                                              100       2,513
New Century Energies, Inc.                                    200       8,088
New England Electric System                                   100       5,006
New Era of Networks                                           200       8,900
New Jersey Resources Corp.                                    100       3,775
New Plan Excel Realty Trust, Inc.                             100       2,000
New York Times Co.-- Class A                                  300      10,238
Newell Rubbermaid, Inc.                                       536      21,708
Newfield Exploration Co.(1)                                   100       2,538
Newmont Mining Corp.                                          405       7,214
Newpark Resources, Inc.(1)                                    100         900
Newsedge Corp.(1)                                             100         831
Nextel Communications, Inc.-- Class A(1)                      500      18,438
Nextlink Communications, Inc.(1)                              300      22,950
Nfo Worldide, Inc.                                            100       1,419
Niagara Bancorp, Inc.                                         400       4,175
Niagara Mohawk Holdings(1)                                    300       4,463
Nicor                                                         100       3,763
Nielsen Media Research                                        265       7,089
Nike, Inc.                                                    500      30,469
Nisource                                                      200       5,588
Nobility Homes                                                110         963
Noble Affiliates, Inc.                                        100       2,650
Noble Drilling Corp.(1)                                       200       3,625
Nordstrom, Inc.                                               300      10,650
Norfolk Southern Corp.                                        700      22,925
North American Vaccine, Inc.(1)                               200       1,075
North Central Bancshares, Inc.                                100       1,763
North Fork BanCorp., Inc.                                     250       5,328
Northeast Utilities(1)                                        200       3,525
Northern States Power Co.                                     300       7,819
Northern Trust Corp.                                          200      18,075
Northfield Laboratories, Inc.(1)                              200       2,413
Northland Cranberries, Inc.-- Class A                         100         900
Northrop Grumman Corp.                                        100       6,750
Northwest Airlines Corp.-- Class A(1)                         100       3,325
Northwest Bancorp, Inc.                                       200       1,888
Northwest Natural Gas Co.                                     100       2,400
Northwestern Corp.                                            100       2,625
Norwood Financial Corp.                                       100       2,200
Nova Corp. (Georgia)(1)                                       100       2,225

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
Novell, Inc.(1)                                               600    $ 14,100
Novellus Systems, Inc.(1)                                     100       4,881
NTL, Inc.                                                     100       9,444
Nu Skin Asia Pacific, Inc.(1)                                 200       3,600
Nucor Corp.                                                   200       9,988
Oakley, Inc.(1)                                               200       1,625
Occidental Petroleum Corp.                                    600      12,675
Ocean Energy, Inc.(1)                                         400       3,950
Oceaneering International, Inc.(1)                            100       1,544
Ocwen Financial Corp.                                         200       1,738
OEA, Inc.(1)                                                  200       2,013
OEC Medical Systems, Inc.(1)                                  100       2,388
Office Depot, Inc.                                            600      12,525
Officemax(1)                                                  300       3,450
Offshore Logistics, Inc.(1)                                   100       1,131
OGE Energy Corp.                                              100       2,575
Ohio Art Co.                                                  100       1,563
Ohio Casualty Corp.                                           100       3,806
Old Kent Financial Corp.                                      205       9,212
Old National Bancorp                                          158       5,458
Old Republic International Corp.                              200       3,638
Olin Corp.                                                    100       1,325
Olsten Corp.                                                  100         888
Omnicare, Inc.                                                200       4,788
Omnicom Group, Inc.                                           300      21,000
Omnipoint Corp.                                               100       1,744
Omniquip International                                        200       2,113
On Command Corp.(1)                                           300       4,200
One Valley Bancorp, Inc.                                      100       3,844
Onix Systems, Inc.(1)                                         100         700
Online System Services, Inc.(1)                               100       1,500
Open Market, Inc.(1)                                          100       1,238
Optical Cable Corp.(1)                                        100       1,131
Oracle Systems Corp.                                        2,600      64,513
Orange & Rockland Utilities, Inc.                             100       5,819
Orbital Sciences Corp.(1)                                     100       2,263
Oregon Steel Mills, Inc.                                      400       5,475
Orphan Medical, Inc.(1)                                       100         694
Outback Steakhouse(1)                                         150       5,381
Outdoor Systems, Inc.                                         350      10,478
Overseas Shipholding Group, Inc.                              100       1,250
Owens Corning                                                 100       3,938
Owens-Illinois, Inc.(1)                                       300       9,150
Oxford Health Plan(1)                                         100       1,906
Oxigene, Inc.(1)                                              300       2,888
P.P.& L. Resources, Inc.                                      300       9,000
Paccar, Inc.                                                  100       5,631
Pacific Century Financial Corp.                               200       4,000

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                       May 31, 1999


                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Pacificamerica Money Center, Inc.(1)                          200      $   88
Pacificare Health Systems, Inc.-- Class B(1)                  100       8,638
Pacificorp                                                    500       9,094
Paging Network, Inc .(1)                                      100         325
PaineWebber Group, Inc.                                       300      14,100
Pairgain Technologies, Inc.                                   100       1,244
Pall Corp.                                                    200       4,013
Palm Harbor Homes, Inc.                                       125       2,688
PAM Transportation Services, Inc.(1)                          100         900
Pameco Corp.(1)                                               200       1,563
Panamsat Corp.(1)                                             100       3,250
Papa John's International(1)                                  100       3,950
Parametric Technology Corp.(1)                                400       5,550
Parexel International Corp.(1)                                100       2,394
Park Place Entertainment(1)                                   400       4,200
Parker-Hannifin Corp.                                         200       8,738
Patrick Industries, Inc.                                      100       1,338
Patriot American Hospitality, Inc.                            321       1,665
Patterson Dental Co.(1)                                       100       3,663
Paychex, Inc.                                                 375      11,109
Payless Shoesource, Inc.(1)                                   100       5,150
Pc Connection, Inc.(1)                                        100       1,400
Pe Corp.-Celera Genomics Group(1)                              50         850
Pe Corp.-Pe Biosystems                                        100      11,169
PECO Energy                                                   400      19,575
Penford Corp.                                                 200       2,631
Penn Engineering & Manufacturing Corp.                        100       2,150
Pennsylvania Real Estate Investment Trust                     100       2,075
PennzEnergy Co.                                               100       1,544
Pennzoil-Quaker State Co.(1)                                  100       1,388
Penske Motorsports, Inc.(1)                                   100       4,900
Pentair, Inc.                                                 100       4,413
Penwest Pharmaceuticals Co.(1)                                150       1,298
People's Energy                                               100       3,850
Peoples Bank of Bridgeport(1)                                 100       3,000
Peoples Heritage Financial Group, Inc.                        200       3,750
Peoples Holdings Co.                                          100       3,250
Peoplesoft, Inc.(1)                                           400       6,475
Pep Boys (Manny Moe & Jack)                                   100       1,888
Pepsi-Cola Bottling(1)                                        200       4,638
Pepsico, Inc.                                               2,600      93,113
Perceptron, Inc.(1)                                           300       1,538
Peregrine Systems, Inc.                                       200       4,588
Performance Technologies, Inc.(1)                             200       2,900
Perot Systems(1)                                              200       5,425
Perrigo(1)                                                    100         919
PETsMART, Inc.(1)                                             100         900
Pfizer, Inc.                                                2,300     246,100

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
PG & E Corp.                                                  700    $ 23,625
Pharmaceutical Products Development
 Service Co.(1)                                               100       2,675
Phelps Dodge Corp.                                            100       5,181
Philip Morris Cos.                                          4,400     169,675
Phillips Petroleum Co.                                        500      26,219
Photronics, Inc.(1)                                           200       3,950
Physician Reliance Network(1)                                 200       1,800
Pier 1 Imports, Inc.                                          150       1,659
Pimco Advisors Holdings L.P.                                  100       2,838
Pinnacle West Capital Corp.                                   200       8,375
Pioneer Hi Bred International                                 400      15,000
Pioneer Natural Resouces Co.                                  100       1,088
Pitney Bowes, Inc.                                            500      31,875
Pixar, Inc.(1)                                                100       3,950
Pizza Inn, Inc.                                               100         328
Placer Dome Group, Inc.                                       245       2,726
Plantronics, Inc.(1)                                          100       6,125
Platinum Technology, Inc.(1)                                  157       4,573
Playboy Enterprises, Inc.-- Class B(1)                        100       2,913
PMI Group                                                     100       5,850
PNC Bank Corp.                                                500      28,625
Polaroid Corp.                                                200       4,225
Policy Management Systems                                     100       3,638
Pool Energy Service Co.(1)                                    100       1,688
Popular, Inc.                                                 200       6,088
Post Properties, Inc.                                         100       4,188
Potomac Electric Power Co.                                    200       6,175
Powerhouse Technologies, Inc.(1)                              400       7,400
Powerwave Technologies, Inc.(1)                               200       4,625
PPG Industries, Inc.                                          300      18,206
Praxair, Inc.                                                 300      14,644
Pre-Paid Legal Services, Inc.(1)                              100       2,656
Premark International                                         100       3,581
Premier Parks, Inc.                                           100       3,563
Premiere Technologies, Inc.(1)                                200       3,088
Presidential Life Corp.                                       100       1,838
Preview Travel, Inc.                                          100       1,738
Price Communications Corp.                                    312       4,446
Priceline.com, Inc.(1)                                        300      33,609
Pride International, Inc.                                     300       3,131
Prima Energy Corp.(1)                                         100       1,681
Prime Retail, Inc.                                            400       3,575
Primedia, Inc.(1)                                             300       4,913
Primus Telecommunications Group, Inc.                          61       1,014
Prison Realty Corp.                                           175       2,209
Procter & Gamble Co.                                        2,300     214,763
Prodigy Communications Corp.(1)                               100       2,581

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                       May 31, 1999


                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Programmers Paradise, Inc.(1)                                 500     $ 5,406
Progressive Corp. of Ohio                                     100      14,038
Project Software & Development, Inc.(1)                       200       5,688
Prologos Trust                                                300       6,131
Promus Hotel Corp.(1)                                         100       2,500
Protection One, Inc.(1)                                       300       1,650
Protective Life Corp.                                         100       3,619
Protein Design Labs, Inc.(1)                                  200       3,925
Provident Financial Group, Inc.                               200       8,563
Provident Bankshares Corp.                                    110       2,544
Provident Companies, Inc.                                     200       7,813
Providian Financial Corp.                                     250      23,984
PS Group Holdings, Inc.                                       100       1,100
PSINet, Inc.(1)                                               100       4,450
PSS World Medical, Inc.(1)                                    200       2,463
Psw Technologies, Inc.(1)                                     100         319
Public Service Enterprise Group                               400      16,775
Public Storage, Inc.                                          286       8,348
Puerto Rican Cement Co., Inc.                                 100       3,288
Puget Sound Power & Light Co.                                 100       2,606
Pulte Corp.                                                   100       2,381
Pvf Capital                                                   100       1,400
Quaker Oats Co.                                               200      13,213
Qualcomm, Inc.                                                200      19,450
Quantum Corp.(1)                                              300       5,944
Queens County Bancorp, Inc.                                   100       3,163
Questar Corp.                                                 200       3,813
Quiksilver, Inc.                                              150       4,275
Quintiles Transnational Corp.(1)                              200       8,125
Quorum Health Group, Inc.(1)                                  100       1,256
Qwest Communications International, Inc.                    1,232      52,283
R&b Falcon Corp.(1)                                           200       1,850
R&g Financial Corp.                                           200       3,025
Rcn Corp.(1)                                                  100       4,156
R.H.Donnelley                                                 220       4,180
R.L.I. Corp.                                                  200       7,438
R.R. Donnelley & Sons Co.                                     200       7,250
Rainbow Technologies, Inc.(1)                                 200       1,988
Rainforest Cafe, Inc.(1)                                      100         544
Ralston Purina Group                                          600      16,350
Rambus, Inc.(1)                                               100       7,750
Rare Hospitality International, Inc.(1)                       200       4,600
Rational Software(1)                                          200       6,763
Raychem Corp.                                                 100       3,475
Rayonier, Inc.                                                100       4,663
Rayovac Corp.(1)                                              100       2,525
Raytheon Co.-- Class B                                        600      40,838
Reader's Digest Assn., Inc.-- Class A                         200       7,325
RealNetworks, Inc.(1)                                         200      14,175

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
Redwood Empire Bancorp                                        100     $ 2,588
Reebok International Ltd.(1)                                  200       3,975
Regions Financial Corp.                                       400      15,150
Reinsurance Group of America                                  150       5,850
Reliance Group Holdings                                       200       1,988
Reliance Steel & Aluminum Co.                                 100       3,563
Reliant Energy                                                500      15,250
Reliastar Financial Corp.                                     200       8,313
Renal Care Group, Inc.(1)                                     200       5,550
Rent-A-Center(1)                                              100       2,581
Republic Group, Inc.                                          100       1,788
Republic New York Corp.                                       200      13,588
Republic Services(1)                                          200       4,700
Resmed, Inc.(1)                                               100       2,806
Rexall Sundown, Inc.(1)                                       200       3,413
Reynolds & Reynolds                                           200       4,375
Reynolds Metals Co.                                           100       5,319
RF Monolithics, Inc.(1)                                       100         681
Risk Capital Holdings, Inc.(1)                                100       1,600
Rite Aid Corp.                                                400      10,000
RJR Nabisco Holdings Corp.                                    600      18,563
Roanoke Electric Steel Corp.                                  100       1,588
Robert Half International, Inc.(1)                            200       5,638
Rock of Ages Corp.(1)                                         200       2,125
Rockwell International Corp.                                  300      16,556
Rohm & Haas Co.                                               300      12,038
Rollins Truck Leasing Corp.                                   250       2,719
Roper Industries, Inc.                                        200       6,450
Ross Stores, Inc.(1)                                          200       9,188
Rouse Co.                                                     100       2,575
Royal Caribbean Cruises Ltd.                                  300      11,738
RPM, Inc. (Ohio)                                              200       2,775
Ruby Tuesday, Inc.                                            100       1,856
Ruddick Corp.                                                 100       1,763
Rural/Metro Corp.(1)                                          300       2,269
Russell Corp.                                                 100       2,344
Ryans Family Steak Houses, Inc.(1)                            200       2,338
Ryder Systems, Inc.                                           100       2,400
S&K Famous Brands, Inc.(1)                                    100         944
Sabre Group Holdings, Inc.(1)                                 100       6,156
Safeco Corp.                                                  200       8,788
Safeguard Scientifics, Inc.(1)                                100       7,313
Safety Components International, Inc.(1)                      100         513
Safeway, Inc.(1)                                              900      41,850
Saks, Inc.(1)                                                 282       7,790
Sangstat Medical Corp.(1)                                     100       1,375
SanminA(1)                                                    100       7,498
Santa Fe Snyder Corp.(1)                                      100         850
Sante Fe International Corp.                                  600      12,150

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                       May 31, 1999

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Sapient Corp.(1)                                              100     $ 6,375
Sara Lee Corp.                                              1,600      38,400
Sauer, Inc.                                                   200       2,063
SBC Communications, Inc.                                    3,475     177,659
Scana Corp.                                                   200       5,338
Schein (Henry), Inc.(1)                                       100       3,019
Schering-Plough Corp.                                       2,600     117,163
Schlumberger Ltd.                                           1,000      60,188
School Specialty, Inc.(1)                                      11         164
SCI Systems, Inc.(1)                                          100       4,150
Scientific-Atlanta, Inc.                                      100       3,531
Scios-Nova, Inc.(1)                                           100         363
SCM Microsystems, Inc.(1)                                     100       5,800
Scotts Co. (The)(1)                                           100       4,400
Scpie Holdings, Inc.                                          100       2,850
Scripps (E.W.) Co.                                            100       4,713
Seagate Technology, Inc.(1)                                   400      12,075
Sealed Air Corp.-- New                                        153       9,505
Sears, Roebuck & Co.                                          700      33,469
SEI Corp.                                                     100      10,200
Seitel, Inc.                                                  100       1,581
Selective Insurance Group, Inc.                               200       3,775
Sempra Energy                                                 450       9,675
Sensormatic Electronics Corp.                                 100       1,338
Sepracor, Inc.(1)                                             100       6,375
Sequa Corp.-- Class A                                         100       5,788
Sequent Computer Systems, Inc.(1)                             300       3,900
Serologicals Corp.(1)                                         100         794
Service Corp. International                                   400       7,676
SFX Entertainment, Inc.-- Class A(1)                          100       5,444
Shaw Industries, Inc.(1)                                      200       3,375
Sherwin Williams Co.                                          300       9,244
Shopko Stores, Inc.(1)                                        200       7,100
Shuffle Master, Inc.                                          100         688
Shurgard Storage Centers-- Class A                            100       2,719
Siebel Systems, Inc.(1)                                       200       9,106
Sierra Pacific Resources                                      100       3,638
Sigma Aldrich Corp.                                           200       6,400
Silicon Graphics, Inc.(1)                                     300       3,713
Simon Property Group, Inc.                                    300       8,775
Sky Financial Group, Inc.                                     100       2,944
Skytel Communications(1)                                      100       2,031
Skywest, Inc.(1)                                              200       4,650
SLI, Inc.(1)                                                  100       3,238
SLM Holding Corp.                                             250      10,375
Smith (A.O.) Corp.                                            150       3,656
Smith International, Inc.(1)                                  100       4,325
Smithfield Foods, Inc.(1)                                     100       2,669

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
Smucker (J.M.) Co.                                            100     $ 2,069
Smurfit-Stone Container Corp.(1)                              597      12,873
Snap-On Tools Corp.                                           100       3,619
Snyder Communications, Inc.(1)                                100       2,444
Sodexho Marriott Services(1)                                  125       2,844
Sola International, Inc.                                      200       3,338
Solectron Corp.(2)                                            500      27,375
Solutia, Inc.(1)                                              100       2,245
Sonat, Inc.                                                   200       7,088
Sonic Automotive, Inc.                                        200       2,600
Sonoco Products                                               100       2,500
Sotheby's Holdings-- Class A                                  100       3,794
South Alabama Bancorp                                         100       1,300
Southdown, Inc.(1)                                             88       5,577
Southern Banc Co.                                             100       1,225
Southern Co.                                                1,200      34,050
Southtrust Corp.                                              250       9,734
Southwest Airlines Co.                                        600      19,238
Southwest Bancorp of Texas, Inc.                              200       3,350
Sovereign Bancorp, Inc.                                       260       3,429
Specialty Care Network, Inc.(1)                               100         138
Speedfam-Ipec(1)                                              100       1,313
Speedway Motorsports, Inc.(1)                                 100       4,013
Spelling Entertainment Group, Inc.(1)                         100         969
Spieker Properties, Inc.                                      100       4,094
Spinnaker Industries, Inc.(1)                                 100       1,375
Springs Industries, Inc.-- Class A                            100       3,963
Sprint Corp (Fon Group)                                       800      90,200
Sprint Corp (Pcs Group)(1)                                    750      33,750
SPX Corp.(1)                                                   68       5,279
Ss&c Technologies, Inc.(1)                                    600       7,500
St Joe Co.                                                    100       2,731
St. Jude Medical, Inc.(1)                                     100       3,381
St. Mary Land & Exploration Co.                               100       2,000
St. Paul Cos., Inc.                                           400      14,225
Stage Stores, Inc.                                            100         531
Stanley Works                                                 100       3,256
Staples, Inc.                                                 850      24,438
Starbucks Corp.(1)                                            300      11,156
Starwood Financial Trust                                      100       5,750
Starwood Hotels & Resorts Worldwide                           291       9,530
State Street Corp.                                            300      22,875
Statefed Financial Corp.                                      100       1,100
Steel Dynamics, Inc.(1)                                       300       5,119
Sterigenics International, Inc.(1)                            200       3,100
Sterile Recoveries(1)                                         100       1,138
STERIS Corp.                                                  100       1,656
Sterling Commerce, Inc.(1)                                    200       7,775

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                       May 31, 1999


                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Sterling Software, Inc.(1)                                    100     $ 2,431
Stewart Enterprises, Inc.                                     200       3,688
Stoneridge, Inc.(1)                                           100       1,431
Storage Technology Corp.(1)                                   200       3,975
Structural Dynamics Research Corp.(1)                         100       1,788
Stryker Corp.                                                 200      11,900
Suiza Foods Corp.(1)                                          200       7,325
Summit Bancorp                                                300      12,281
Sun Healthcare Group, Inc.(1)                                 300         338
Sun Microsystems, Inc.                                      1,400      83,650
Sunbeam Oster Corp.                                           100         706
Sundstrand Corp.                                              100       6,919
Sungard Data Systems, Inc.(1)                                 200       7,000
Sunoco, Inc.                                                  200       6,088
Sunrise Assisted Living, Inc.(1)                              167       6,166
Suntrust Banks, Inc.                                          592      39,960
Superior Industries International, Inc.                       100       2,494
Superior National Insurance Group, Inc.                       100       2,025
Superior Telecom, Inc.                                        125       3,703
SuperValu, Inc.                                               200       4,850
Svi Holdings(1)                                               300       3,675
Sybase, Inc.(1)                                               100         969
Sybron International Corp.(1)                                 200       5,025
Sylvan Learning Systems, Inc.(1)                              100       2,725
Symantec Corp.(1)                                             100       2,450
Symbol Technologies, Inc.(1)                                  100       5,000
Synopsys, Inc.(1)                                             100       4,438
Synovus Financial Corp.                                       450       9,056
Syntel, Inc.(1)                                                50         541
Synthetic Industries, Inc.(1)                                 100       2,250
Sysco Corp.                                                   600      17,813
T. Rowe Price                                                 200       7,725
Taco Cabana, Inc.(1)                                          100       1,069
Talk.com                                                      100       1,038
Tandy Corp.                                                   200      16,500
Taubman Centers, Inc.                                         200       2,738
TBC Corp.(1)                                                  100         706
TCA Cable Television, Inc.                                    100       5,663
Tcf Financial Corp.                                           100       2,775
Tech Data Corp.(1)                                            200       7,356
TECO Energy, Inc.                                             200       4,638
Tecumseh Products-- Class A                                   100       6,600
Teleflex, Inc.                                                100       4,369
Teleglobe, Inc.                                               177       5,343
Telephone & Data Systems, Inc.                                100       6,725
Tellabs, Inc.(1)                                              600      35,100
Telxon Corp.                                                  100       1,038
Temple Inland, Inc.                                           100       6,700

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
Tenet Healthcare(1)                                           500    $ 12,250
Tenneco, Inc.                                                 300       6,994
Teppco Partners, L.P.                                         200       4,750
Teradyne, Inc.(1)                                             100       5,281
Tetra Tech, Inc.(1)                                           200       4,250
Tetra Technologies, Inc.(1)                                   100         850
Texaco, Inc.                                                  900      58,950
Texas Industries, Inc.                                        100       3,638
Texas Instruments, Inc.                                       700      76,563
Texas Utilities Co.                                           500      22,500
Textron, Inc.                                                 300      26,719
The Bank of New York Co., Inc.                              1,400      50,050
The Chubb Corp.                                               300      21,019
The Servicemaster Co.                                         500       9,063
Thermo Electron Corp.(1)                                      200       3,825
Thermo Fibertek, Inc.(1)                                      100         744
Thermo Instrument Systems, Inc.(1)                            200       2,875
Thermo Optek Corp.(1)                                         100       1,025
Thermoquest Corp.(1)                                          300       3,825
Thomas & Betts Corp.                                          100       4,281
Tidewater, Inc.                                               100       2,556
Tier Technologies, Inc.(1)                                    200       1,406
Tiffany & Co.                                                 100       8,288
Time Warner, Inc.                                           2,200     149,738
Times Mirror Co.-- Class A                                    100       5,894
Timken Co.                                                    200       4,113
Titan International, Inc.                                     100         938
Titanium Metals Corp.                                         100         700
TJX Cos., Inc.                                                600      18,000
TMP Worldwide, Inc.(1)                                        100       4,881
Todd-AO Corp.-- Class A                                       100         713
Tokheim Corp.(1)                                              500       4,938
Toll Brothers, Inc.(1)                                        200       4,363
Tompkins County Trustco, Inc.                                 200       6,500
Tootsie Roll Industries, Inc.                                 100       4,144
Torchmark Corp.                                               300      10,013
Toro Co.                                                      100       3,356
Tosco Corp.                                                   300       7,669
Total Renal Care Holdings(1)                                  200       3,075
Total System Services, Inc.                                   450       8,353
Toys R Us, Inc.(1)                                            400       9,225
Trammell Crow Co.(1)                                          200       3,700
Trans World Entertainment Corp.(1)                            100       1,263
Transaction Network Services, Inc.(1)                         100       2,675
Transamerica Corp.                                            200      14,675
Transatlantic Holdings, Inc.                                  100       7,494
Transmontaigne Oil Co.(1)                                     100       1,413
Transocean Offshore, Inc.                                     200       4,925

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                       May 31, 1999



                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Travel Services International, Inc.                           100       $ 822
Travelers Property Casualty Corp.                             100       3,950
Trendwest Resorts, Inc.(1)                                    100       2,350
Trenwick Group, Inc.                                          100       3,150
Triad Hospitals(1)                                             57         577
Triarc Companies, Inc.-- Class A(1)                           200       4,075
Tribune Co.                                                   200      15,788
Trico Marine Services, Inc.(1)                                100         706
Tricon Global Restaurants, Inc.                               240      13,980
Trigon Healthcare, Inc.(1)                                    100       3,813
TriNet Corporate Realty Trust                                 100       2,706
Trinity Industries, Inc.                                      100       3,119
True North Communications, Inc.                               100       2,338
Trustmark Corp.                                               100       2,300
TRW, Inc.                                                     200      10,013
TSI International Software                                    200       4,425
Tuboscope Vetco International Corp.(1)                        200       2,675
Tupperware Corp.                                              100       2,225
Tut Systems(1)                                                100       4,150
TV Guide                                                      200       8,025
Twinlab Corp.(1)                                              100         919
Tyson Foods, Inc.                                             400       9,200
U S Office Prods Co.                                           25         131
U.S. Bancorp, Inc.                                            200       3,075
U.S. Foodservice(1)                                           100       4,450
U.S. Industries, Inc.                                         200       3,525
U.S. Trust Corp.                                              100       8,769
U.S. West, Inc.                                               908      49,089
U.S.A. Floral Products, Inc.(1)                               300       2,175
U.S.Bancorp                                                 1,300      42,250
UAL Corp.(1)                                                  100       6,725
Ubid, Inc.                                                    100       3,356
UCAR International, Inc.                                      200       4,525
Ultramar Diamond Shamrock Corp.                               200       4,400
Unicom Corp.                                                  400      16,925
Unifi, Inc.                                                   100       1,650
Union Carbide Corp Holding Co.                                200      10,263
Union Pacific Corp.                                           400      22,825
Union Pacific Resources Group, Inc.                           400       5,575
Union Planters Corp.                                          200       8,263
Unionbancal Corp.                                             300      11,091
Uniphase Corp.(1)                                             100      13,400
Unisource Worldwide, Inc.                                     100       1,175
Unisys Corp.(1)                                               500      18,969
United Asset Management Co.                                   100       2,231
United Auto Group, Inc.(1)                                    100       1,000
United Bankshares, Inc.                                       100       2,669
United Dominion Realty Trust, Inc.                            200       2,213

                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
United Healthcare Corp.                                       300   $ 417,475
United International Holdings-- Class A(1)                    100       7,200
United Mobile Homes, Inc.                                     100         938
United Rentals, Inc.(1)                                        96       2,880
United States Cellular Corp.(1)                               200       9,650
United States Satellite Broadcasting
 Company, Inc.(1)                                             100       4,039
United Stationers, Inc.                                       200       3,750
United Technologies Corp.                                     800      49,650
Unitrin, Inc.                                                 200       7,000
Unity Bancorp                                                 105       1,129
Universal Corp.                                               100       2,613
Universal Health Services, Inc.--Class B(1)                   100       4,988
Univision Communications, Inc.(1)                             200      11,863
Unocal Corp.                                                  400      15,900
Unova, Inc.(1)                                                100       1,450
UNUM Corp.                                                    200      10,763
Urocor, Inc.                                                  100         538
URS Corp.(1)                                                  200       4,925
USA Networks, Inc.(1)                                         200       8,000
USAir Group, Inc.(1)                                          100       4,856
Usana, Inc.                                                   200       1,750
Usec, Inc.                                                    300       3,300
USG Corp.                                                     200      11,325
UST Corp.                                                     100       2,413
UST, Inc.                                                     300       9,150
Usweb Corp.(1)                                                200       5,075
U.S. Freightways Corp.                                        100       3,938
USX Marathon Group                                            500      14,969
USX-U.S. Steel Group                                          100       2,694
Utilicorp United, Inc.                                        150       3,741
Vail Resorts, Inc.(1)                                         100       2,063
Valassis Communications, Inc.                                 150       5,222
Valero Energy Corp.                                           200       4,013
Valhi, Inc.                                                   200       2,363
Valley National Bancorp                                       336       9,429
Valspar Corp.                                                 100       3,650
Varco International, Inc.(1)                                  200       1,825
Vastar Resources, Inc.                                        200      11,000
Venator Group, Inc.(1)                                        100       1,094
Ventas, Inc.                                                  300       1,613
Verio, Inc.(1)                                                100       5,425
Verisign, Inc.                                                100      11,850
VERITAS Software Corp.(1)                                     100       8,825
Vertex Pharmaceuticals, Inc.(1)                               100       2,006
VF Corp.                                                      200       9,200
Viacom, Inc.-- Class B                                      1,300      50,050
Viad Corp.                                                    200       5,950

ISI Strategy Fund, Inc.

Statement of Net Assets (continued)                       May 31, 1999


                                                                       Market
                                                            Shares     Value
--------------------------------------------------------------------------------
COMMON STOCK -- continued
Vicor Corp.(1)                                                100     $ 1,650
Vishay Intertechnology, Inc.(1)                               105       2,185
Visio Corp.(1)                                                100       3,288
Vision Twenty-One, Inc.(1)                                    500       1,719
VISX, Inc.(1)                                                 200      10,388
Vitech America, Inc.                                          100         856
Vitesse Semiconductor, Corp.(1)                               100       5,494
Vlasic Foods International(1)                                  40         303
VLSI Technology, Inc.(1)                                      100       2,094
Voicestream Wireless Corp.(1)                                 200       5,463
Vornado Operating, Inc.(1)                                      7          49
Vornado Realty Trust                                          143       5,550
Vulcan Materials Co.                                          300      13,556
VWR Scientific Products Corp.(1)                              100       2,863
W. R. Berkley Corp.                                           100       2,538
W.R. Grace & Co.-W/I(1)                                       200       3,563
Wabash National                                               200       3,813
Wachovia Corp.                                                400      35,300
Waddell & Reed Financial                                      100       2,450
Wal-Mart Stores, Inc.                                       8,000     341,000
Walgreen Co.                                                1,800      41,850
Walker Interactive Systems, Inc.(1)                           100         338
Walt Disney Co.                                             3,700     107,763
Walter Industries, Inc.                                       200       2,625
Wang Labs, Inc.(1)                                            100       2,894
Warnaco Group, Inc.--Class A                                  100       2,950
Warner Lambert Co.                                          1,589      98,518
Washington Federal, Inc.                                      110       2,475
Washington Gas Light Co.                                      100       2,444
Washington Mutual, Inc.                                     1,086      41,472
Waste Connections, Inc.(1)                                    200       5,350
Waste Management, Inc.                                      1,089      57,581
Waters Corp.(1)                                               100       9,863
Watkins-Johnson Co.                                           100       2,475
Watson Pharmaceuticals, Inc.(1)                               200       7,663
Wausau-Mosinee Paper Corp.                                    100       1,800
Weatherford International(1)                                  100       3,300
Weis Markets, Inc.                                            100       3,519
Wellpoint Health Networks, Inc.(1)                            100       8,244
Wells Fargo Co.                                             3,000     120,000
Wells Financial Corp.                                         100       1,575
Wendys International, Inc.                                    200       5,450
West Marine, Inc.(1)                                          100       1,288
West Teleservices(1)                                          200       1,525
Westamerica BanCorp.                                          100       3,456
Western Bancorp                                                42       1,709
Western Digital Corp.(1)                                      200       1,575
Western Resources, Inc.                                       100       2,906
Western Wireless Corp.                                        200       4,900

                                                                       Market
                                                          Shares       Value
--------------------------------------------------------------------------------
Westfield America, Inc.                                     200       $ 3,325
Westinghouse Air Brake Co.                                  100         2,288
WestPoint Stevens, Inc.(1)                                  100         3,163
Westvaco Corp.                                              200         5,713
Westwood One, Inc.(1)                                       200         6,950
Weyerhaeuser Co.                                            300        18,619
Whirlpool Corp.                                             100         6,450
Whitman Corp.                                               200         3,400
Whole Foods Market, Inc.                                    100         4,150
Wicor, Inc.                                                 200         5,100
Wild Oats Markets, Inc.(1)                                  100         2,931
Wiley (John) & Sons, Inc.-- Class A                         200         8,638
Willamette Industries, Inc.                                 200         8,475
Williams Clayton Energy, Inc.(1)                            200         1,350
Williams Cos., Inc.                                         800        41,450
Williams-Sonoma, Inc.(1)                                    100         2,981
Wilmington Trust Corp.                                      100         5,881
Windmere Durable Holdings, Inc.(1)                          300         3,938
Winn Dixie Stores, Inc.                                     300        10,744
WinStar Communications, Inc.(1)                             100         4,944
Wisconsin Energy Corp.                                      200         5,550
Witco Corp.                                                 100         1,750
Wm. Wrigley, Jr. Co.                                        200        17,413
Wolverine World Wide, Inc.                                  200         2,700
Woodward Governor Co.                                       100         2,500
Workflow Management, Inc.(1)                                 13           167
World Access, Inc.(1)                                       400         4,550
Worthington Industries, Inc.                                100         1,281
WPS Resources Corp.                                         100         3,200
Wynns International, Inc.                                   100         1,806
Xcl Ltd.(1)                                                 100           131
Xerox Corp.                                               1,200        67,425
Xilinx, Inc.(1)                                             300        13,331
Yahoo!, Inc.(1)                                             400        59,200
Yardville National Bancorp                                  100         1,238
York International Corp.                                    100         4,219
Young & Rubicam, Inc.                                       100         3,825
Zenith Electronics Corp.(1)                                 100            43
Zenith National Insurance Corp.                             100         2,275
Ziff-Davis, Inc.(1)                                         200         2,600
Zions Bancorp                                               100         6,375
Zonagen, Inc.(1)                                            200         2,150
                                                                 ------------
Total Common Stock
   (Cost $20,518,974)                                            $ 23,875,416
                                                                 ------------

ISI Strategy Fund, Inc.

Statement of Net Assets (concluded)                       May 31, 1999


                                                          Principal
                                                            Value    Market
                                                            (000)    Value
--------------------------------------------------------------------------------
U.S. TREASURY BONDS--26.2%
   10.375%, 11/15/12                                         $750  $  965,156
   9.250%, 02/15/16                                         2,500   3,309,765
   8.875%, 02/15/19                                         1,000   1,309,844
   8.125%, 08/15/19                                         1,000   1,229,063
   7.875%, 02/15/21                                         2,100   2,535,750
                                                                   ----------
Total U.S. Treasury Bonds
   (Cost $9,469,918)                                                9,349,578
                                                                   ----------
REPURCHASE AGREEMENT--5.7%
Goldman Sachs & Co., 4.50%, Dated 05/28/99,
 to be repurchased on 06/01/99, at
 $2,049,024 collateralized by U.S.
 Treasury Bonds with a market value
 of $2,054,591. (Cost $2,048,000)                           2,048   2,048,000
                                                                   ----------
Total Investments--98.7%
   (Cost $32,036,892)(2)                                           35,272,994
                                                                   ----------
Other Assets in Excess of
Liabilities--1.3%                                                     461,241
                                                                  -----------
Net Assets--100.0%                                                $35,734,235
                                                                  -----------
Net Asset Value and Redemption
Price Per Share
($35,734,235 3 3,001,292)                                              $11.91
                                                                       ======
Maximum Offering Price Per Share
($11.91 3 0.9555)                                                      $12.46
                                                                       ======
--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Aggregate cost for federal tax purposes was $32,052,628.
See Notes to Financial Statements.

ISI Strategy Fund, Inc.

Statement of Operations



                                                                      For the
                                                                     Year Ended
                                                                    May 31, 1999
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends ...................................................      $   219,414
 Interest ....................................................          518,835
                                                                    -----------
 Total income ................................................          738,249
                                                                    -----------
EXPENSES:
 Investment advisory fee .....................................          104,709
 Legal fee ...................................................           72,577
 Distribution fee ............................................           65,443
 Registration fee ............................................           56,898
 Audit fee ...................................................           39,605
 Administration fee ..........................................           31,395
 Accounting fee ..............................................           27,591
 Printing and postage ........................................           17,020
 Transfer agent fee ..........................................           11,730
 Custodian fee ...............................................            7,030
 Miscellaneous ...............................................            9,406
                                                                    -----------
  Total expenses .............................................          443,404
 Less: Fees waived ...........................................         (183,586)
                                                                    -----------
  Net expenses ...............................................          259,818
                                                                    -----------
 Net investment income .......................................          478,431
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain from security transactions ................          173,372
 Change in unrealized appreciation/depreciation
  of investments .............................................        2,351,825
                                                                    -----------
 Net gain on investments .....................................        2,525,197
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................      $ 3,003,628
                                                                    ===========
--------------------------------------------------------------------------------
See Notes to Financial Statements.

ISI Strategy Fund, Inc.

Statements of Changes in Net Assets

                                                                For the Period
                                                  For the     September 16, 1997(1)
                                                Year Ended         through
                                               May 31, 1999      May 31, 1998
------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
Operations:
 Net investment income ......................   $    478,431       $    166,743
 Net realized gain from security transactions        173,372            198,062
 Change in unrealized appreciation
  of investments ............................      2,351,825            884,277
                                                ------------       ------------
 Net increase in net assets
  resulting from operations .................      3,003,628          1,249,082
                                                ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
  ISI Class ................................       (440,554)          (105,433)
 Net realized long-term and short-term gains:
  ISI Class ................................       (369,934)              --
                                               ------------       ------------
 Total Distributions .......................       (810,488)          (105,433)
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ..............     17,040,574         18,021,106
 Value of shares issued in reinvestment
  of dividends .............................        713,228             99,815
 Cost of shares repurchased ................     (2,432,446)
                                               ------------       ------------
 Increase in net assets derived from capital
  share transactions .......................     15,321,356         17,076,090
                                               ------------       ------------
 Total increase in net assets ..............     17,514,496         18,219,739
NET ASSETS:
 Beginning of period .......................     18,219,739               --
                                               ------------       ------------
 End of period .............................   $ 35,734,235       $ 18,219,739
                                               ============       ============
------------------------------------------------------------------------------------

(1) Commencement of operations.
See Notes to Financial Statements.

ISI Strategy Fund, Inc.

Financial Highlights (For a share outstanding throughout the period)

                                                                     For the Period
                                                      For the     September 16, 1997(1)
                                                     Year Ended         through
                                                    May 31, 1999     May 31, 1998
---------------------------------------------------------------------------------------
Per Share Operating Performance:
 Net asset value at beginning of period ..........  $    11.00         $    10.00
                                                    ----------         ----------
Income from Investment Operations:
 Net investment income ...........................        0.21               0.13
 Net realized and unrealized gain on investments .        1.10               0.96
                                                    ----------         ----------
 Total from Investment Operations ................        1.31               1.09
                                                    ----------         ----------
Less Distributions:
 Distributions from net investment income ........       (0.21)             (0.09)
 Distributions from short-term and long-term gains       (0.19)                --
                                                    ----------         ----------
 Total distributions .............................       (0.40)             (0.09)
                                                    ----------         ----------
 Net asset value at end of period ................  $    11.91         $    11.00
                                                    ==========         ==========
Total Return ....................................        12.15%             10.94%

Ratios to Average Daily Net Assets:
 Expenses(2)......................................        1.00%              1.00%(4)
 Net investment income(3).........................        1.81%              2.03%(4)

Supplemental Data:
 Net assets at end of period (000) ...............  $  35,734          $   18,220
 Portfolio turnover rate .........................      31.93%              20.08%
---------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Ratio of expenses to average net assets prior to fee waiver and expense reimbursement was 2.25% and 1.68% for the period ended May 31, 1998 and the year ended May 31,1999, respectively.
(3) Ratio of net investment income to average net assets prior to fee waiver and expense reimbursement was 0.78% and 1.12% for the period ended May 31, 1998 and the year ended May 31,1999, respectively.
(4) Annualized. See Notes to Financial Statements.

Notes to Financial Statements

A. Significant Accounting Policies -- ISI Strategy Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on June 12, 1997 and began operations September 16, 1997, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. It seeks to maximize total return through a combination of long-term growth of capital and current income by actively apportioning the Funds' assets between diversified investments in U.S. equity securities and U.S. Treasury Securities.

   The Fund consists of one share class, ISI Shares, which has a 4.45% maximum sales charge and a 0.25% distribution fee.

   When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements, and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

   Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last sales price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, the Investment Advisor under the direction of the Board of Directors determines a fair value using the policies and procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

   Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

   Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

   The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise tax.

   As a result, the Fund has made no provision for federal income taxes.

   Security Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Expenses are recorded as incurred. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund has deferred the costs incurred by its organization and the initial public offering of shares. These costs are being amortized on the straight-line method over a five-year period, except for registration fees which are amortized over a three-year period, which began when the Fund commenced investment activities.

B. Investment Advisory Fees, Transactions with Affiliates and Other Fees -- International Strategy and Investment Inc. ("ISI") is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. ISI has agreed to waive a portion of its fee and reimburse expenses so that the Fund's total operating expenses for any fiscal year do not exceed 1.00% of the Fund's average daily net assets. For the year ended May 31, 1999 ISI waived all of its fees and reimbursed the Fund for expenses in the amount of $62,291

   Wilshire Associates Incorporated ("Wilshire") is the Fund's sub-advisor. As compensation for its sub-advisory services, ISI pays Wilshire an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.16%.

   Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust Corporation, is the Fund's administrator. As compensation for its administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.12%. ICC agreed to waive its fee for administrative services for the first year of the Fund's operations. For the year ended May 31, 1999, ICC's fee was $14,809 (net of fee waivers of $16,586) of which $3,686 was payable at the end of the period.

   Certain officers and directors of the Fund are also officers or directors of ISI, Wilshire or ICC.

   ICC also provides accounting services, to the Fund for which the Fund pays ICC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets.For the year ended May 31, 1999, ICC's fee was $27,591 of which $2,956 was payable at the end of the period.

   ICC also provides transfer agent services to the Fund for which the Fund pays ICC a per account fee that is calculated and paid monthly. For the year ended May 31, 1999, ICC's fee was $11,730, of which $1,770 was payable at the end of the period.

   ISI Group, Inc., an affiliate of ISI, provides distribution services to the Fund for which the Fund pays ISI Group Inc., an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Fund's average daily net assets. For the year ended May 31, 1999, ISI Group's fee was $65,443, of which $7,716 was payable at the end of the period.

   The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended May 31, 1999 was $972 and the accrued liability was $1,719.

   On June 4, 1999, Bankers Trust Corporation merged with Deutsche Bank AG.

Notes to Financial Statements (concluded)

C. Capital Share Transactions -- The Fund is authorized to issue up to 25 million shares of $.001 par value capital stock (20 million ISI Class, 5 million Wilshire Institutional Class). Transactions in shares of the Fund were as follows:
                                                       For the
                                                       Period
                              For the              Sept. 16, 1997(1)
                             Year Ended                through
                            May 31, 1999            May 31, 1998
                            ------------         --------------------
Shares sold .............    1,491,211                1,744,374
Shares issued to share-
 holders on reinvest-
 ment of dividends ......       63,693                    9,391
Shares redeemed .........     (210,438)                 (96,939)
                            ----------               ----------
Net increase in shares
 outstanding ............    1,344,466                1,656,826
                            ==========               ==========
Proceeds from sales
 of shares ..............  $17,040,574              $18,021,106
Value of reinvested
 dividends ..............      713,228                   99,815
Cost of shares
 redeemed ...............   (2,432,446)
                            ----------               ----------
Net increase from capital
 share transactions .....  $15,321,356              $17,076,090
                            ==========               ==========

--------------
(1) Commencement of operations.

D. Investment Transactions -- Excluding short-term and U.S. government obligations, purchases of investment securities aggregated $11,901,512 and sales of investment securities aggregated $1,565,120 for the year ended May 31, 1999. Purchases of U.S. government obligations aggregated $9,597,717 and sales of U.S. government obligations aggregated $6,083,561.

   On May 31, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $4,369,383 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $1,133,281.

E. Net Assets -- On May 31, 1999, net assets consisted of:

   Paid-in capital .......................... $ 32,397,446
   Accumulated net realized gain
    from security transactions ..............        1,500
   Unrealized appreciation
    of investments ..........................    3,236,102
   Undistributed net investment
    income...................................       99,187
                                              ------------
                                              $ 35,734,235
                                              ============

F. Tax Information (Unaudited) For the Tax Year Ended May 31, 1999 We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

   The fund's distributions to shareholders included $29,643 from long-term capital gains; of which $29,643 was subject to the 20% rate gains category.

   Of ordinary distributions made during the fiscal year ended May 31, 1999, 30.23% qualifies for the dividends received deduction available to corporate shareholders.

--------------------------------------------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.
--------------------------------------------------------------------------------

Report of Independent Accountants

To the Board of Directors and Shareholders of ISI Strategy Fund, Inc.

We have audited the statement of net assets of the ISI Strategy Fund, Inc., as of May 31, 1999, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1999 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ISI Strategy Fund, Inc. as of May 31, 1999, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Princeton, New Jersey
July 2, 1999

32